As filed with the Securities and Exchange Commission on November 17, 2010

Securities Act Registration No. 333-169566

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /

Pre-Effective Amendment No.	/ 1 /

Post-Effective Amendment No.	/ /

(Exact Name of Registrant as Specified in Charter)

Tanaka Funds, Inc.
769 Lexington Avenue, 20th Floor
New York, NY  10017
Attention:  Graham Tanaka
 (212) 490-3380

(Name and Address of Agent for Service)
Graham Tanaka
769 Lexington Avenue, 20th Floor
New York, NY  10017

With a copy to:
David D. Jones, Esq.
David Jones & Assoc., P.C.
395 Sawdust Road, # 2137
The Woodlands, TX  77380
866-862-1719 (P)

Title of Securities being registered:  Shares of a series of the Registrant

No filing fee is required because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (333-47207).

Approximate date of proposed public offering:  As soon as practicable after the effective date of this registration statement.

Effective Date:  Pursuant to Section 8(a) of the Securities Act of 1933, it is proposed that this filing will become effective on November 18, 2010, in accordance with Section 8(a) of the Securities Act of 1933 or on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Embarcadero Funds, Inc.
3 Embarcadero Center, Suite 1120
San Francisco, CA  94111

November 18, 2010

Dear Shareholder:

On behalf of the Board of Directors of the Embarcadero Funds, Inc. (the "Company"), we are pleased to invite you to a special meeting of shareholders (the “Special Meeting”) of the Embarcadero Absolute Return Fund and the Embarcadero Market Neutral Fund (the "Embarcadero Funds"), each a series of the Company, to be held on December 16, 2010, at 10:00 AM Pacific Time at the offices of the Company, 3 Embarcadero Center, Suite 1120, San Francisco, CA  94111.

At the Special Meeting, shareholders of each Embarcadero Fund, voting separately, will be asked:

1.
To approve an Agreement and Plan of Reorganization among the Company, on behalf of the Embarcadero Funds, and Tanaka Funds, Inc., on behalf of the Tanaka Growth Fund, a series of Tanaka Funds, Inc. and the transactions contemplated thereby (the “Reorganization”); and

2.	To transact such other business as may properly come before the meeting or any adjournment thereof.

If the Reorganization is approved by the shareholders, shareholders of the Embarcadero Funds will become shareholders of Class R shares of the Tanaka Growth Fund on the date of the closing of the Reorganization.  The Reorganization is expected to occur on or about December 17, 2010.  The management of the Embarcadero Funds believes that the active management of the Tanaka Growth Fund, managed by a firm with extensive experience investing in companies, will benefit shareholders.  Also, shareholders of the Funds may benefit from potentially lower expenses because economies of scale could potentially be realized more quickly by the Tanaka Growth Fund, and will benefit from the advisory services provided by the adviser to the Tanaka Growth Fund.  Moreover, the Embarcadero Funds are no longer viable in their current form.

If the Reorganization is not approved by the shareholders of both Embarcadero Funds, the Board of Directors of the Company will consider other options, which may include liquidating the Embarcadero Funds, holding another shareholders' meeting to request a vote on the same or modified proposal(s), or continuing to operate the Embarcadero Funds in their present form for a period of time.  The Reorganization will not proceed without approval of the shareholders of both of the Embarcadero Funds.

The Board of Directors of the Company recommends that you vote FOR the Proposal.

The details of the proposed Reorganization are set forth in the combined Proxy Statement/Prospectus that accompanies this letter.  We encourage you to read it thoroughly.  In addition, we have included a list of commonly asked questions and answers on the next several pages.  Shareholders may cast their votes according to the instructions provided in the enclosed proxy materials.

Your vote is important to us regardless of the number of shares you own.  To conduct the Special Meeting, a majority of shares must be represented in person or by proxy.  Please vote promptly.

If you have any questions on the Reorganization, please call 1-866-207-3626.

Sincerely,

Edwin Restrepo,
President
Embarcadero Funds, Inc.

QUESTIONS AND ANSWERS RELATING TO THE PROPOSED REORGANIZATION

While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, below is a brief overview and discussion of the proposed reorganization, which will require your vote.

Q.	What are shareholders being asked to vote on at the upcoming Special Meeting on December 16, 2010?

A.
Shareholders of each Fund, voting separately, are being asked to approve the proposed reorganization (the “Reorganization”) of the Embarcadero Absolute Return Fund and Embarcadero Market Neutral Fund (the "Embarcadero Funds" or the “Funds”) into the Tanaka Growth Fund, a series of Tanaka Funds, Inc.  If the Reorganization is approved by the shareholders, shareholders of the Embarcadero Funds will become shareholders of Class R shares of the Tanaka Growth Fund on the date of the closing of the Reorganization.

Q.	Why has the Reorganization been proposed?

A.
The Reorganization is intended to provide shareholders with the opportunity to participate in a active fund managed by an adviser with extensive experience investing in companies and managing a mutual fund.  After considering various alternatives, including liquidating the Funds, the Embarcadero Board of Directors determined that the Reorganization was the best option available and thus approved the Reorganization.  Additionally, as part of a new fund, there are potential benefits for shareholders, such as economies of scale potentially available from asset growth, although there can be no assurance that economies of scale will be achieved or that assets will increase.  Further, shareholders would have the benefit of active management in a fund with lower expenses than are currently applicable to the Funds.  The Reorganization has been structured with the intention that it will qualify, for federal income tax purposes, as a tax-free Reorganization.  Please note that if the Reorganization is approved and closes, the investment adviser to the Embarcadero Funds will receive compensation from the investment adviser to the Tanaka Fund for a period of three years after the date of the closing of the Reorganization.  The compensation paid will not result in an increase in fund expenses.  Also, the investment adviser to the Embarcadero Funds has informed the Board of Directors that it no longer desires to continue to manage the Funds and intends to exit the business.  Without an investment adviser providing guidance and effort on behalf of the Funds, the Embarcadero Funds would no longer be viable in their current form.

Q.	How do the investment objectives and principal investment strategies of the Embarcadero Funds, Inc. and the Tanaka Growth Fund compare?

A.
The investment objective of each of the Embarcadero Funds and the Tanaka Growth Fund are similar.  Each  Embarcadero Fund's investment objective is to seek capital appreciation.  The Tanaka Growth Fund's investment objective is also to achieve capital appreciation. However, there are some important differences in the principal investment strategies of the funds with respect to how they attempt to achieve their respective investment objectives, and the Funds differ with respect to the criteria used by each investment adviser to select securities to purchase and to sell.    The Embarcadero Funds employ an absolute return or market neutral strategy, while the Tanaka Fund uses a long-only multi-cap relative growth strategy.  Thus, while the Embacadero Funds sought returns that would not correlate to their market indices, the Tanaka Growth Fund will likely have greater correlation to its benchmark indices, which currently are the S&P 500, NASDAQ Composite Index, and Russell 3000 Growth Index.  The Embarcadero Funds are also designed as multi-manager funds.  The Tanaka Fund is managed by a single investment adviser.  These and other differences are discussed more fully in the combined Proxy Statement/Prospectus accompanying this question and answer summary.

Q.	Will there be any changes in the portfolio managers following the proposed Reorganization?

A.
Yes.  Garrett Van Wagoner of Van Wagoner Capital Management, Inc. currently is the Portfolio Manager for the Embarcadero Funds.  Graham Tanaka is the portfolio manager for the Tanaka Growth Fund and will continue as portfolio manager after the Reorganization.  Mr. Van Wagoner will not have any role in the management of the Tanaka Growth Fund.  Mr. Tanaka is a skilled money manager with many years of industry experience.  His qualifications are discussed in detail in the enclosed Proxy Statement/Prospectus.

Q.	What will happen to my existing shares?

A.
If the Reorganization is approved, you will become a shareholder of the Tanaka Growth Fund on the date of the closing of the Reorganization.  Your shares of one or both of the Embarcadero Funds will be exchanged for Class R shares of the Tanaka Growth Fund.  The new shares you receive will have the same total net asset value as your current shares immediately prior to the Reorganization so that the value of your investment will not change as a result of the Reorganization.  After the Reorganization, the value of your shares will depend upon the performance of the Tanaka Growth Fund.

Q.	Will I incur any transaction costs as a result of the Reorganization?

A.	No. Embarcadero Fund shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.

Q.	Who will pay for the expenses of the Reorganization?

A.
The majority of the expenses of the Reorganization, including proxy solicitation and shareholder meeting costs, legal expenses, printing, packaging and postage, will be paid by Tanaka Capital Management, Inc., the investment advisor to the Tanaka Growth Fund.  The Embarcadero Funds will be responsible for the costs of deregistering the Company with the Securities and Exchange Commission (the "SEC") and terminating the Company under Maryland law, as well as for legal costs incurred by the Embarcadero Funds in connection with the Reorganization.  Separately, the Embarcadero Funds are likely to purchase an ongoing liability insurance policy for the outgoing Directors of the Funds, and that expense will be borne by the Embarcadero Funds.  The total estimated costs of the Reorganization are approximately $150,000, of which approximately $50,000 will be borne by the Embarcadero Funds.

Q.	Will the Reorganization create a taxable event for me?

A.
No.  The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  Embarcadero Fund shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Q.	How do the Total Fund Operating Expenses and Net Fund Operating Expenses of the Embarcadero Funds, Inc. and the Tanaka Growth Fund compare?

A.
Until late July, 2010, the Embarcadero Funds' investment adviser had been managing the Funds under an Expense Limitation Agreement whereby the adviser waived its fee and/or reimbursed expenses of each Embarcadero Fund in order to maintain Total Annual Operating Expenses of each Embarcadero Fund at not more than 2.99%.  The Embarcadero Funds are no longer subject to an expense limitation.  The Tanaka Growth Fund's investment adviser has been managing the Tanaka Growth Fund under an Expense Limitation Agreement whereby the adviser waives its fee and/or reimburses expenses of the Tanaka Growth Fund in order to maintain Total Annual Operating Expenses at not more than 2.45%.  The Tanaka Growth Fund's investment adviser has pledged to continue to manage the Tanaka Growth Fund under its present expense limitation agreement for a period of at least three (3) years after the Reorganization, so your expenses are expected to go down for that period.  Moreover, fees and expenses of the Tanaka Growth Fund have in the past been lower than those of the Embarcadero Funds.

Q.	What are the investment minimums for the Class R shares of the Tanaka Growth Fund?

A.
Class R shares of the Tanaka Growth Fund have an initial investment minimum of $1,000.  However, existing Embarcadero Funds shareholders who receive shares as part of the Reorganization will be exempted from the investment minimums.  Please note that if you subsequently close your account, you will need to satisfy the applicable investment minimums if you decide to purchase Class R shares of the Tanaka Growth Fund at a later date.

Q.	What is the timetable for the Reorganization?

A.	If approved by shareholders at the Special Meeting, the Reorganization is expected to occur on or about December 17, 2010.

Q.	What happens if the Reorganization is not approved?

A.
If the Reorganization is not approved by shareholders of both Embarcadero Funds, the Board of Directors of the Company will consider other options, which may include liquidating the Embarcadero Funds, holding another shareholders' meeting to request a vote on the same or modified proposal(s), or continuing to operate the Embarcadero Funds in their present form for a period of time.  The Reorganization will not proceed without approval of the shareholders of both Embarcadero Funds.

Q.	Has the Embarcadero Funds, Inc. Board of Directors approved the Reorganization?

A.
Yes.  The Embarcadero Funds, Inc. Board of Directors has determined that the Reorganization is in the Embarcadero Funds shareholders' best interests and recommends that you vote in favor of the Reorganization.  The factors considered by the Board in making that determination are described in the enclosed Proxy Statement/Prospectus.

Q.	Who is entitled to vote at the Special Meeting?

A.	Shareholders of each Embarcadero Fund as of October 22, 2010 are entitled to vote at the Special Meeting.

Q.	What will happen if there are not enough votes to approve the Reorganization?

A.
It is important that we receive your signed proxy card to ensure that there is a quorum for the Special Meeting.  If we do not receive your vote after several days, you may be contacted by officers of Embarcadero Funds, Inc., employees of Van Wagoner Capital Management, Inc., or other service providers or proxy solicitors, who will remind you to vote your shares and help you return your proxy.

Q.	How do I sign the proxy card?

A.	INDIVIDUAL ACCOUNTS: Shareholders should sign exactly as their names appear on the account registration shown on the card.

JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown on the account registration shown on the card.

ALL OTHER ACCOUNTS: The person signing must indicate his or her capacity.  This can be shown in the form of the account registration itself or by the individual executing the proxy card.

For example, a Director for a Company should include his or her title when he or she signs, such as "Jane Doe, Director"; or an authorized officer of a company should indicate his or her position with the company, such as "John Smith, President."

Q.	Who should I call with questions about this proxy?

A.	If you have any questions regarding this proxy, please contact Embarcadero Funds, Inc. by calling toll-free 1-866-207-3626.

Q.	Can I vote online?

A.	Yes, you can vote online by going to www.proxyonline.com and following the instructions.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD PROMPTLY.

YOUR VOTE IS VERY IMPORTANT!

EMBARCADERO ABSOLUTE RETURN FUND
EMBARCADERO MARKET NEUTRAL FUND

each a series of

Embarcadero Funds, Inc.
3 Embarcadero Center, Suite 1120
San Francisco, CA  94111

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
to be held on December 16, 2010

Notice is hereby given that a Special Meeting of shareholders (the "Special Meeting") of the Embarcadero Absolute Return Fund and Embarcadero Market Neutral Fund (the "Embarcadero Funds"), each a series of Embarcadero Funds, Inc. (the "Company"), will be held at the offices of the Funds, 3 Embarcadero Center, Suite 1120, San Francisco, CA 94111 at 10:00 A.M. Pacific Time on December 16, 2010, for the purpose of each Embarcadero Fund separately considering the proposals set forth below:

1.
To approve an Agreement and Plan of Reorganization between the Company, on behalf of the Embarcadero Funds, and Tanaka Funds, Inc., on behalf of the Tanaka Growth Fund, a series of Tanaka Funds, Inc. and the transactions contemplated thereby (the “Reorganization”); and

2.	To transact such other business as may properly come before the meeting or any adjournment thereof.

Your attention is directed to the accompanying Proxy Statement/Prospectus for further information regarding the Special Meeting and the proposals above.  You may vote at the Special Meeting (or any adjournments thereof) if you are the record owner of shares of the Embarcadero Absolute Return Fund and/or Embarcadero Market Neutral Fund as of the close of business on October 22, 2010 (the "Record Date").  If you attend the Special Meeting, you may vote your shares in person.  Even if you do not attend the Special Meeting, you may authorize your proxy by following the instructions on the voting instruction card for authorizing your proxy by simply completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided.

Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact the Company for additional information by calling toll-free 1-866-207-3626.

By Order of the Board of Directors,

Edwin Restrepo
President
November 18, 2010

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.  INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE AND ON THE PROXY CARD.  IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Company in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign the proxy card. Party signing should sign exactly as shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration		Valid Signature

Corporate Accounts

(1)	ABC Corp.	ABC Corp.

(2)	ABC Corp.	John Doe, Treasurer

(3)	ABC Corp. c/o John Doe, Treasurer	John Doe

(4)	ABC Corp. Profit Sharing Plan	John Doe, Director

Company Accounts

(1)	ABC Company	Jane B. Doe, Director

(2)	Jane B. Doe, Director u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

PROXY STATEMENT/PROSPECTUS

Relating to the acquisition of the assets and liabilities of
Embarcadero Absolute Return Fund
Embarcadero Market Neutral Fund
each a series of

EMBARCADERO FUNDS, INC.
3 Embarcadero Center, Suite 1120
San Francisco, CA  94111

by and in exchange for shares of
Tanaka Growth Fund
a series of

TANAKA FUNDS, INC.
369 Lexington Avenue, 20th Floor
New York, NY  10017

November 18, 2010

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors ("Directors" or "Board") of Embarcadero Funds, Inc. (the "Company") in connection with a Special Meeting of shareholders of the Embarcadero Absolute Return Fund and the Embarcadero Market Neutral Fund (the "Embarcadero Funds"), each a series of the Company, to be held on December 16, 2010 at 10:00 AM Pacific time at the offices of the Company, 3 Embarcadero Center, Suite 1120, San Francisco, CA 94111.  At the Special Meeting, shareholders of both of the Embarcadero Funds, voting separately, will be asked to consider and approve the following proposals:

Proposals

1.         To approve, by a separate vote of the shareholders of each of the Embarcadero Funds, an Agreement and Plan of Reorganization by and between the Company, on behalf of the Embarcadero Funds, and Tanaka Funds, Inc., on behalf of the Tanaka Growth Fund, a series of Tanaka Funds, Inc. and the transactions contemplated thereby (the “Reorganization”); and

2.         To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

A copy of the Agreement and Plan of Reorganization is attached as Exhibit A. After the Reorganization is complete, the Embarcadero Funds and the Company will be terminated.  The Reorganization is expected to be effective on or about December 17, 2010.

As is further discussed below, the Company’s Board of Directors believes that the Reorganization is in the best interest of the Embarcadero Funds' shareholders and that the interests of the Embarcadero Funds' shareholders will not be diluted as a result of the Reorganization.  For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Embarcadero Funds and their shareholders.

The Embarcadero Funds are each a series of the Company, a corporation created under the laws of Maryland that is registered with the SEC as an open-end management investment company.  The Tanaka Growth Fund is a series of Tanaka Funds, Inc., also a Maryland corporation, that is registered with the SEC as an open-end management investment company.  The Company currently consists of two separate series, the Embarcadero Absolute Return Fund and the Embarcadero Market Neutral Fund.  Tanaka Funds, Inc. consists of one series, the Tanaka Growth  Fund.  Tanaka Capital Management, Inc. serves as the Tanaka Growth Fund’s investment manager (the “Advisor”).  Van Wagoner Capital Management, Inc. (“VWCM”) serves as the investment adviser to the Embarcadero Funds.

This Proxy Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Embarcadero Funds and the Tanaka Growth Fund and the Reorganization.  The prospectus for the Embarcadero Funds, which is dated April 30, 2010, as supplemented July 19, 2010, and as may be further amended, has been filed with the SEC and is incorporated herein by reference.  The prospectus for the Tanaka Growth Fund, dated April 1, 2010, is included with this Proxy Statement/Prospectus.

A Statement of Additional Information dated November 18, 2010 relating to this Proxy Statement/Prospectus and the Reorganization has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus.  Additional information relating to the Embarcadero Funds is contained in its Statement of Additional Information dated April 30, 2010, as may be amended, and the Embarcadero Funds’ Annual Report to their shareholders for the fiscal year ended December 31, 2009.  Additional information relating to the Tanaka Growth Fund is contained in its Statement of Additional Information dated April 1, 2010, its Semi-annual Report dated May 31, 2010, and its Annual Report dated November 30, 2009.  All the reports and documents described above have been filed with the Commission.

For a free copy of any of the documents described above, you may call 800-228-2121, or you may write to the Company at the address listed on the cover of this Proxy Statement/Prospectus.  In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at www.sec.gov. You may review and copy documents at the SEC's Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call (202) 551-8090.  You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to:  Securities and Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102.  You may also obtain this information upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov.

This Proxy Statement/Prospectus and the enclosures are expected to be sent to shareholders on or about November 20, 2010.

AN INVESTMENT IN THE EMBARCADERO FUNDS OR THE TANAKA GROWTH FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (“FDIC”) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE EMBARCADERO FUNDS OR THE TANAKA FUNDS, INC.

TABLE OF CONTENTS

SYNOPSIS
The Reorganization
Comparison of Investment Objectives and Strategies of the Funds
Fees and Expenses
Comparison of Sales Load and Distribution Arrangements
Comparison of Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing
PRINCIPAL RISK FACTORS
PAST PERFORMANCE HISTORIES
INFORMATION ABOUT THE REORGANIZATION
Material Features of the Plan
Reasons For the Reorganization
Federal Income Tax Consequences
Shareholder Rights, Description of the Securities to be Issued
Capitalization
ADDITIONAL INFORMATION ABOUT THE TANAKA GROWTH FUND THE EMBARCADERO FUNDS
Comparison of Investment Objectives, Principal Investment Strategies, and
Portfolio Management
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Control Persons
Principal Shareholders
ADDITIONAL INFORMATION
Investment Adviser
Principal Underwriter
Fund Administration and Transfer Agency Services
Custodians
Auditors
FINANCIAL HIGHLIGHTS
APPENDIX A
Form of Agreement and Plan of Reorganization

SYNOPSIS
The Reorganization.

The Reorganization involves the transfer of all of the assets and assumption of all liabilities of both of the Embarcadero Funds to the Tanaka Growth Fund in exchange for Class R Shares of the Tanaka Growth Fund.  The transfer of assets by the Embarcadero Funds will occur at such assets’ then-current market value as determined in accordance with the Embarcadero Funds' valuation procedures.  Class R Shares of the Tanaka Growth Fund will be distributed to shareholders of each of the Embarcadero Funds in exchange for their shares of the Embarcadero Funds.  After completion of the Reorganization, each shareholder of the Embarcadero Funds will own Class R Shares of the Tanaka Growth Fund equal in value to the net asset value of such shareholder’s shares of the Embarcadero Funds immediately prior to the Reorganization.  Following the completion of the Reorganization, the Embarcadero Funds and the Company will be liquidated and their registrations under the Investment Company Act of 1940 (the “1940 Act”) will be terminated.  Additionally, the Company will be dissolved under Maryland state law.

The Reorganization is intended to be a tax-free transaction for federal income tax purposes.  This means that shareholders of the Embarcadero Funds will become shareholders of the Tanaka Growth Fund without realizing any gain or loss for federal income tax purposes.  This also means that the Reorganization will be a tax-free transaction for the Tanaka Growth Fund.

The implementation of the Reorganization is subject to a number of conditions set forth in the Plan of Reorganization.  Among the more significant conditions is the receipt by the Embarcadero Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Embarcadero Funds and their shareholders for federal income tax purposes, as described further below.  For more information about the Reorganization, see “Information About the Reorganization” below.

The Advisor has undertaken to bear and pay the majority of the expenses related to the Reorganization, including the costs for preparation of this Proxy Statement/Prospectus, all printing and mailing expenses associated with the Reorganization, and the costs of soliciting proxy votes.  The costs and expenses of any state or federal flings to terminate the existence of the Company and to deregister the Company as an investment company, as well as the legal costs incurred by the Company in connection with the Reorganization will be borne by the Embacadero Funds.  Separately, the Embarcadero Funds are likely to purchase an ongoing liability insurance policy for the outgoing Directors of the Funds, and that expense will be borne by the Embarcadero Funds.  The total estimated costs of the Reorganization are approximately $150,000, of which approximately $50,000 will be borne by the Embarcadero Funds.

The Reorganization is intended to provide shareholders with the opportunity to participate in a active fund managed by an adviser with extensive experience investing in companies and managing a mutual fund.  After considering various alternatives, including liquidating the Funds, the Embarcadero Board of Directors determined that the Reorganization was the best option available and thus approved the Reorganization.  Additionally, as part of a new fund, there are potential benefits for shareholders, such as economies of scale potentially available from asset growth, although there can be no assurance that economies of scale will be achieved or that assets will increase.  Further, shareholders would have the benefit of active management in a fund with lower expenses than are currently applicable to the Funds.  Please note that if the Reorganization is approved and closes, the investment adviser to the Embarcadero Funds will receive compensation from the investment adviser to the Tanaka Fund for a period of three years after the date of the closing of the Reorganization.  The compensation paid will not result in an increase in fund expenses.  Also, the investment adviser to the Embarcadero Funds has informed the Board of Directors that it no longer desires to continue to manage the Funds and intends to exit the business.  Without an investment adviser providing guidance and effort on behalf of the Funds, the Embarcadero Funds would no longer be viable in their current form.

Comparison of the Investment Objectives and Strategies of the Embarcadero Funds and Tanaka Growth Fund.

The investment objective of each of the Embarcadero Funds and the Tanaka Growth Fund are similar.  Each  Embarcadero Fund's investment objective is to seek capital appreciation.  The Tanaka Growth Fund's investment objective is also to achieve capital appreciation. However, there are some important differences in the principal investment strategies of the Funds with respect to how they attempt to achieve their respective investment objectives, and the Funds differ with respect to the criteria used by each investment adviser to select securities to purchase and to sell.    The Embarcadero Funds employ an absolute return or market neutral strategy, while the Tanaka Fund uses a long-only multi-cap relative growth strategy.  Thus, while the Embacadero Funds sought returns that would not correlate to their market indices, the Tanaka Growth Fund will likely have greater correlation to its benchmark indices, which currently are the S&P 500, NASDAQ Composite Index, and Russell 3000 Growth Index.  The Embarcadero Funds are also designed as multi-manager funds.  The Tanaka Fund is managed by a single investment adviser.  The table below highlights the principal investment strategies of each Fund.

	Embarcadero Absolute Return Fund	Embarcadero Market Neutral Fund	Tanaka Growth Fund
Investment Strategies
The Fund allocates assets among a carefully chosen group of asset managers (the “Subadvisers”) who employ a range of specialized investment strategies. VWCM allocates Fund assets among the Subadvisers’ strategies.  VWCM may also invest the Fund’s assets directly.

The Subadvisers invest in a wide range of instruments, markets, industries and asset classes in the U.S. and outside the U.S., including emerging markets.  Investments may include equities and equity-related instruments, currencies, financial futures and forwards, options, swaps, private placements, fixed-income and other debt-related instruments and any other securities. Equities and equity-related instruments include common stock, preferred stock, convertible securities, American Depositary Receipts, exchange-traded funds (“ETFs”), Rule 144A securities, warrants, rights, and equity derivatives. Debt-related instruments include corporate bonds, defaulted or distressed debt securities, mezzanine investments, collateralized bond, debt or loan obligations, bank loans, asset-backed securities, mortgage-backed securities, unrated securities and securities of companies in bankruptcy. The Fund may invest in equity and debt securities of companies of all sizes and without limit on the credit quality or maturity of debt securities. These securities can be rated investment grade, rated below investment grade, high yield securities (also called “junk bonds”), or unrated.  The Fund may invest in companies in any industry and may invest in companies with limited operating histories, including initial public offerings.

The Fund allocates assets among a carefully chosen group of asset managers (the “Subadvisers”) who employ a range of specialized investment strategies. VWCM allocates Fund assets among the Subadvisers’ strategies.  VWCM may also invest the Fund’s assets directly.

The Subadvisers invest in a wide range of instruments, markets, industries and asset classes in the U.S. and outside the U.S., including emerging markets.    The Subadvisers may also take short positions.  Investments may include equities and equity-related instruments, currencies, financial futures and forwards, options, swaps, private placements, fixed-income and other debt-related instruments and any other securities. Equities and equity-related instruments include common stock, preferred stock, convertible securities, American Depositary Receipts, exchange-traded funds (“ETFs”), Rule 144A securities, warrants, rights, and equity derivatives. Debt-related instruments include corporate bonds, defaulted or distressed debt securities, mezzanine investments, collateralized bond, debt or loan obligations, bank loans, asset-backed securities, mortgage-backed securities, unrated securities and securities of companies in bankruptcy. The Fund may invest in equity and debt securities of companies of all sizes and without limit on the credit quality or maturity of debt securities. These securities can be rated investment grade, rated below investment grade, high yield securities (also called “junk bonds”), or unrated.  The Fund may invest in companies in any industry and may invest in companies with limited operating histories, including initial public offerings.

Normally investing in common stocks and other equity securities of small, medium and large capitalization companies.

Investing up to 45% of its net assets, measured at the time of investment, in foreign securities, including multinational and emerging market securities.  The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund.

Investing in issues which the Fund's investment adviser believes have superior capital growth potential.  Companies that meet or exceed specific criteria established by the investment manager in the selection process are purchased.  Securities are sold when they reach internally determined pricing targets or no longer qualify under the manager’s investment criteria.

The Fund does not take short positions.

For further information relating to each Fund's investment strategies, please see the applicable Fund's Prospectus.  For further information about the Funds’ restrictions, see “Comparison of the Funds — Investment Objectives, Principal Investment Strategies, and Portfolio Management.” below.

Fees and Expenses.

Until late July, 2010, the Embarcadero Funds' investment adviser had been managing the Funds under an Expense Limitation Agreement whereby the adviser waived its fee and/or reimbursed expenses of each Embarcadero Fund in order to maintain Total Annual Operating Expenses of each Embarcadero Fund at not more than 2.99%.  The Embarcadero Funds are no longer subject to an expense limitation.  The Tanaka Growth Fund's investment adviser has been managing the Tanaka Growth Fund under an Expense Limitation Agreement whereby the adviser waives its fee and/or reimburses expenses of the Tanaka Growth Fund in order to maintain Total Annual Operating Expenses at not more than 2.45%.  The Tanaka Growth Fund's investment adviser has pledged to continue to manage the Tanaka Growth Fund under its present expense limitation agreement for a period of at least three (3) years after the Reorganization, so your expenses are expected to go down for that period.

The following table sets forth: (i) the fees and expenses of each of the Embarcadero Funds as of the end of each Fund's most recent fiscal year; (ii) the fees and expenses of the Class R Shares of the Tanaka Growth Fund as of the end of its most recent fiscal year; and (iii) the estimated fees and expenses of the Class R Shares of the Tanaka Growth Fund on a pro forma basis after giving effect to the Reorganization, based on pro-forma combined assets as of May 31, 2010.  As was noted above, the Expense Limitation Agreement for the Embarcadero Funds that was in effect during the time in which the below expenses were incurred is no longer in effect, so the Expense Table shown below of each Embarcadero Fund does not take those waivers and reimbursements into account.  In addition, certain expenses of the Embarcadero Funds, including acquired fund fees and expenses and dividend expenses on short sales, are not applicable to those funds, given that they currently are invested in short term money market instruments.

Annual Fund Operating Expenses for the
Embarcadero Absolute Return Fund, the Embarcadero Market Neutral Fund, and the Tanaka Growth Fund

Shareholder Fees (fees paid directly from your investment)	Embarcadero Absolute Return Fund	Embarcadero Market Neutral Fund	Tanaka Growth Fund Class R Shares	Pro Forma – Tanaka Growth Fund Class R Shares after Reorganization
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (1)	1.00%	1.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Investment Advisory Fees	2.00%	2.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	5.37%	6.43%	2.13%	1.14%
Acquired Funds Fees and Expenses	0.00%	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses	7.62%	8.68%	3.39%	2.40%
Fee Waivers/Reimbursements(2)	0.00%	0.00%	0.96%	0.00%
Total Annual Fund Operating Expenses	7.62%	8.68%	2.45%	2.40%

1.
Each of the Embarcadero Funds assesses a redemption fee equal to 1% of the net amount of the redemption on the redemption of its shares that are held for less than 90 business days.  Redemption fees will be paid to the respective Fund to help offset transaction costs.  Each of the Embarcadero Funds uses the first-in, first-out method to determine the 90-business day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 90 business days, the redemption fee will be assessed.  The Tanaka Growth Fund assesses a 2.00% early redemption fee on shares held less than 5 days.

2.
Prior to July 30, 2010, the Adviser to each Embarcadero Fund had been operating under and Expense limitation Agreement that contractually obligated the Adviser to waive fees and/or reimburse Fund expenses to ensure that each Fund's total annual fund operating expenses did not exceed 2.99%.  The Expense Limitation Agreement was terminated on July 30, 2010.  Accordingly, the table above shows expenses as they would have been absent the Expense Limitation Agreement, and are different than the Funds' expenses as shown in their respective financial statements.   The Tanaka Growth Fund's investment adviser has been managing the Tanaka Growth Fund under an Expense Limitation Agreement whereby the adviser waives its fee and/or reimburses expenses of the Tanaka Growth Fund in order to maintain Total Annual Operating Expenses at not more than 2.45%.  The Tanaka Growth Fund's investment adviser has pledged to continue to manage the Tanaka Growth Fund under its present expense limitation agreement for a period of at least three (3) years after the Reorganization.

Expense Examples.

The following Expense Examples are intended to help you compare the cost of investing in the Embarcadero Funds with the cost of investing in the Tanaka Growth Fund.  Each Example assumes that you invest $10,000 in each Fund for the time period indicated and then redeem all of your shares at the end of those periods.  Each Example also assumes that your investment has a 5% return each year.  These are examples only, and do not represent future expenses or performance, which may be greater or less than these assumptions.

	1 Year	3 Years	5 Years	10 Years

Embarcadero Absolute Return Fund	$752	$2,197	$3,568	$6,692
Embarcadero Market Neutral Fund	$852	$2,463	$3,957	$7,239
Tanaka Fund- Pre-Reorganization	$248	$763	$1,306	$2,786
Pro Forma – Tanaka Growth Fund Class R Shares after Reorganization	$243	$748	$1,280	$2,736

The projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including that certain fixed costs involved in operating the Embarcadero Funds will be eliminated.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Tanaka Growth Fund’s assets, many of which are beyond the control of the Tanaka Growth Fund, the Advisor, and VWCM.  Additionally, the costs of the Reorganization to be borne by the Embarcadero Funds is not included in these figures.

Comparison of Sales Load and Distribution Arrangements

Both of the Embarcadero Funds and the Tanaka Growth Fund offer one class of shares that does not charge a front-end sales load at the time of purchase or a contingent-deferred sales load at the time of redemption.  The Tanaka Growth Fund’s Class R Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act.  Pursuant to the plan, the Class R Shares of the Tanaka Growth Fund may pay certain third parties fees at an annual rate of up to 0.25% of their average daily net assets for the provision of distribution and/or shareholder support services.  The Embarcadero Funds have also adopted a plan pursuant to Rule 12b-1, and pay amounts at the same rate as the Tanaka Growth Fund's Class R shares.

Because 12b-1 fees are paid out of a fund's assets year after year, over time they will increase the cost of your investment and may exceed other types of sales charges.

Comparison of Purchase and Redemption Procedures; Exchange Procedures; Dividends, Distributions and Pricing.

Procedures for purchasing and selling shares of the Tanaka Growth Fund are substantially similar to those of the Embarcadero Funds.  Both Funds permit the purchase of shares through the mail, by wire transfer, or through a financial intermediary.  The Embarcadero Funds require a minimum initial investment of $10,000.  Additional investments are subject to a $1,000 minimum.  Each of the Embarcadero Funds also permits investors to exchange their shares of one of the Embarcadero Funds for shares of the other of the Embarcadero Funds at no cost to the investor.  The Tanaka Growth Fund requires a minimum initial investment of $2,000 ($500 for monthly systematic investment plan accounts) and $500 for subsequent share purchases.  Since the Tanaka Growth Fund is the only series of Tanaka Funds, Inc., exchanges from one fund to another are not applicable.

Additionally, each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Each Fund’s policy is to (i) declare and pay distributions of its dividends and interest annually and (ii) distribute net short-term capital gains and net long-term gains annually.

All the Funds determine their net asset value per share as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  All the Funds have adopted procedures for valuing portfolio assets.  The table below describes how each Fund prices its shares and values its portfolio securities.

Embarcadero Funds	Tanaka Growth Fund
How Shares Are Priced.  When you buy or sell (redeem) Fund shares, the Funds will price your transaction at the next net asset value (“NAV”) calculated after the Funds receive your request in good order.

The Funds calculate NAV, the price of one share of a Fund, at the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange (“NYSE”) is open. The NYSE is closed on weekends and national holidays.

Securities held by the Funds are valued based on their current market value pursuant to valuations provided by independent pricing services.  Equity securities (including securities sold short) are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded.  Securities for which there were no transactions are valued at the closing bid prices.  Securities sold short for which there were no transactions are valued at the closing ask prices.  Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices.  Otherwise, options are valued at the mean between the current bid and asked prices. The Funds value debt securities maturing within 60 days at amortized cost.  If market prices are not readily available for particular securities, including private equity securities, the Funds price these securities at their fair value.

The price you pay for your shares is based on the Fund's net asset value per share ("NAV").  The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

Fair Valuation.  The Board of Directors has adopted a fair value pricing policy setting forth procedures to follow if market prices are not readily available for particular securities.  For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Funds calculate NAV, the security’s fair value will be determined.  In the case of private equity securities, if any, fair value determinations will be made by the independent directors; in all other cases, the Board of Directors has delegated responsibility for making fair value determinations to VWCM in accordance with the Funds’ fair value pricing policy.  The Board may, in the future, delegate fair value determinations regarding private equity securities to VWCM.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Fair Valuation.  The Board of Directors has delegated to Tanaka Capital Management, LLC (the "Advisor") responsibility for determining the value of Fund portfolio securities under certain circumstances.  Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Funds have adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculates its NAV as of the time those exchanges close.  However, the fund may invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be circumstances under which the Fund would hold a security that would need to be fair value priced.  Examples of when it would be likely that the Fund security would require fair value pricing include but are not limited to:  if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available.  Accordingly, there is always the possibility that the Advisor's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

Each of the Embarcadero Funds assesses a redemption fee equal to 1% of the net amount of the redemption on the redemption of its shares that are held for less than 90 business days.  Redemption fees will be paid to the respective Fund to help offset transaction costs.  Each of the Embarcadero Funds uses the first-in, first-out method to determine the 90-business day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 90 business days, the redemption fee will be assessed.  The Tanaka Growth Fund assesses a 2.00% early redemption fee on shares held less than 5 days.

Federal Income Tax Consequences

Each Fund intends to qualify each fiscal year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).  Consummation of the transaction is subject to the condition that the Embarcadero Funds and Tanaka Funds, Inc. receive an opinion from David Jones & Assoc., P.C., subject to appropriate factual assumption and customary representations, to the effect that for federal income tax purposes:

(i)
The acquisition by the Tanaka Growth Fund of all of the assets of the Embarcadero Funds in exchange for the Tanaka Growth Fund shares to be issued, as described in the Plan of Reorganization, followed by the distribution by the Embarcadero Funds to their shareholders of the Tanaka Growth Fund shares in complete liquidation of the Embarcadero Funds, should qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Embarcadero Funds and the Tanaka Growth Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(ii)
No gain or loss will be recognized by any of the Embarcadero Funds upon the transfer of all of its assets to the Tanaka Growth Fund in exchange solely for the Tanaka Growth Fund shares pursuant to Section 361(a) and Section 357(a) of the Code;

(iii)
No gain or loss will be recognized by the Tanaka Growth Fund upon the receipt by it of all of the assets of the Embarcadero Funds in exchange solely for voting shares of the Tanaka Growth Fund (to be issued in accordance with Section 1 of the Plan of Reorganization) and the assumption by the Tanaka Growth Fund of the liabilities of the Embarcadero Funds pursuant to Section 1032(a) of the Code;

(iv)
No gain or loss will be recognized by any of the Embarcadero Funds upon the distribution of the Tanaka Growth Fund shares to their shareholders in complete liquidation of the Embarcadero Funds (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v)
The basis of the assets of the Embarcadero Funds received by the Tanaka Growth Fund will be the same as the basis of these assets to the Embarcadero Funds immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi)
The holding period of the assets of the Embarcadero Funds received by the Tanaka Growth Fund will include the period during which such assets were held by the Embarcadero Funds pursuant to Section 1223(2) of the Code;

(vii)
No gain or loss will be recognized by the shareholders of the Embarcadero Funds upon the exchange of their Embarcadero Funds shares for voting shares (including fractional shares to which they may be entitled) of the Tanaka Growth Fund, pursuant to Section 354(a) of the Code;

(viii)
The basis of the Tanaka Growth Fund shares received by the shareholders of the Embarcadero Funds in accordance with Section 1 of the Plan of Reorganization (including fractional shares to which they may be entitled) will be the same as the basis of the Embarcadero Funds shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix)
The holding period of the Tanaka Growth Fund shares received by the shareholders of the Embarcadero Funds in accordance with Section 1 of the Plan of Reorganization (including fractional shares to which they may be entitled) will include the holding period of the Embarcadero Funds shares surrendered in exchange therefor, provided that the Embarcadero Funds shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x)
The Tanaka Growth Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”) the items of Embarcadero Funds described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations.

Neither the Company nor Tanaka Funds, Inc. has sought a tax ruling from the Internal Revenue Service ("IRS").  The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position.

Capital losses can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains.  The Tanaka Growth Fund will inherit the tax attributes of the Embarcadero Funds, including any available capital loss carryforwards, as of the closing date.  In general, it is not expected that any such capital loss carryforwards will be subject to an annual limitation for federal income tax purposes in connection with the Reorganization because the Reorganization should either: (i) qualify as a type “F” tax-free reorganization under the Code, including a mere change in identity, form or place of reorganization of one corporation, however effected; or (ii) not involve more than a 50% change of ownership.  For federal income tax purposes, the Embarcadero Funds had capital loss carryforwards at December 31, 2009 as follows:

Date of Expiration	Absolute Return Fund	Market Neutral Fund
2010	$167,738,630	$132,184,745
2011	$49,142,144	$37,716,740
2012	$9,057,950	$7,074,062
2013	$4,860,259	$4,295,919
Total	$230,798,983	$181,271,466

After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period for shares for federal income tax purposes.  You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances.  You should also consult your tax advisor about the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

Although the Embarcadero Funds have similar investment objectives as the Tanaka Growth Fund, some portion of the Embarcadero Funds’ securities holdings may be sold prior to or immediately following the Reorganization.  To the extent that the Embarcadero Funds’ securities holdings are sold prior to the Reorganization, the proceeds of such sales will be held in temporary investments or reinvested in assets that the Tanaka Growth Fund may hold.  The possible need for the Embarcadero Funds to dispose of certain portfolio investments prior to the Reorganization could result in selling such investment at a disadvantageous time.  The sale of securities either prior to the Reorganization or shortly thereafter could result in the Embarcadero Funds or the Tanaka Growth Fund realizing gains (which may be taxable) or losses that would not otherwise have been realized but for the Reorganization.  Such a sale of assets and the reinvestment of the proceeds would involve brokerage and other transactional costs.  It should be noted that, as of the time of this Proxy Statement/Prospectus, the Embarcadero Funds are invested only in money market or other short term securities or instruments, so the possibility of securities sales resulting in the types of consequences discussed above is minimal.

PRINCIPAL RISK FACTORS.

The Embarcadero Funds and Tanaka Growth Fund have many of the same principal risks of investments as set forth in the table below.  Because the Tanaka Growth Fund does not use an absolute return or market neutral strategy, it is likely to be subject to greater market risks.  Further, because it is non-diversified, it will likely invest in fewer issuers which will subject the Tanaka Growth Fund to greater individual company risk.

Risks Common to All Funds

Management risk	The strategy used by the Funds’ portfolio managers may fail to achieve the intended results and may entail more risk than other stock funds.
Company risk	The value of the Funds may decrease in response to the activities and financial prospects of an individual company in their portfolios.
Market capitalization risk
Market capitalization, which is the total market value of an issuer’s outstanding stock, is often used to classify issuers based on size.  Securities of smaller issuers tend to be subject to more abrupt and erratic price movements than securities of larger issuers, in part because they may have limited product lines, markets or financial resources and may be dependent upon a relatively small management group.  In addition, there may be less information available about smaller market capitalization companies on which to base an investment decision.

Market risk
Overall stock market risks may also affect the value of the Funds.  Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Sector risk
If the Funds’ portfolios are overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Funds than a fund that is not overweighted in that sector.  Such portfolios will also be more sensitive to market, political, regulatory and economic factors affecting those sectors.

Foreign and Emerging Market Risk
The Funds could be subject to greater risks because their performance may depend on factors other than the performance of securities of U.S. issuers.  Changes in foreign economies and political climates are more likely to affect the Funds than a mutual fund that invests exclusively in U.S. dollars and U.S. issuers.  The value of foreign currency denominated securities or foreign currency contracts is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments, including foreign currency denominated investments, may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues, whether denominated in U.S. dollars or foreign currencies, could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

The Tanaka Growth Fund is subject to the following additional risk:

Non-Diversification Risk
As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

The Embarcadero Funds are subject to the following additional risks:

Aggressive Investment Risks:
The Funds and Subadvisers will employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivatives transactions.  The Subadvisers may not be successful in using these strategies, which could result in significant losses.

Derivatives Risk
The Funds may invest in derivative instruments, which can be volatile, with sudden and unpredictable changes in price or liquidity, and may result in investment losses greater than their cost would suggest.  Derivatives involve significant risk, depending on the type of derivative, including counterparty risk, credit risk, currency risk, leverage risk, liquidity risk or basis risk.

Leverage Risk
Leverage transactions, including borrowing money, selling securities short, lending portfolio securities, entering into reverse repurchase agreement, and investing in certain derivatives, create the risk of magnified capital losses and increased volatility.  The use of leverage may increase (or decrease) the Fund’s return when the Fund earns a greater (or lesser) return on leveraged investments than the cost of the leverage and may compel the Fund to liquidate certain investments at an inappropriate time.

Short Selling Risk
The Funds will lose money from a short sale if the price of the security increases between the date of the short sale and the date when the Fund replaces the borrowed security.  The potential loss is potentially unlimited.

Market Neutral Investing Risk
A market-neutral strategy takes long and short positions in different stocks to try and protect the Funds from general market movements.  The long positions could decrease in value at the same time the securities sold short increase in value, increasing the potential for loss.

Merger Arbitrage Risk
Some Subadvisers may use merger arbitrage strategies, which involve purchasing shares of an announced acquisition target or shorting shares of the acquiring company.  If the acquisition is not completed, the Funds may realize losses on both positions.

Event-Driven Strategies Risk
Special situations and event-driven strategies are inherently speculative in nature. Investments pursuant to special situations and event-driven strategies require a Subadviser to make predictions about the likelihood of a corporate event and its impact on a company, and a Subadviser may make inaccurate predictions.  An investment made pursuant to this strategy is subject to the risk of complete loss.

Distressed Securities Risk	The Funds may purchase securities of distressed companies, which could involve legal difficulties and negotiations with creditors and other company claimants and are generally illiquid.
Interest Rate Risk
The value of a Fund’s investments may change in response to changes in interest rates.  An increase in interest rates typically causes a fall in the value of the debt securities that the Fund holds.  Issuers may also prepay obligations when interest rates fall, forcing the Fund to invest in securities with lower interest rates.

Credit Risk
The Funds may invest in debt obligations, which are generally subject to the risk that the issuer is unable to make principal and interest payments when they are due.  Non-investment grade debt, also known as “junk bonds,” has a higher risk of default and is generally less liquid than higher-rated securities. The Fund may also invest in asset-backed securities, collateralized mortgage obligations or collateralized debt obligations.

Illiquid Securities Risk
Illiquid and restricted securities may have limitations on resale, resulting in expense and delay.  Restricted and illiquid securities are extremely difficult to value, and the Fund may not be able to dispose of them promptly and/or may only be able to do so at substantial discounts.

Restricted Securities Risk	Rule 144A securities, which are restricted securities, may be less liquid investments than registered securities because such securities may not be readily marketable in broad public markets.
Swap Contracts Risk
The Funds may engage in interest rate, currency, equity and credit default swaps, and related instruments, which require a Subadviser to forecast, among other things, interest rate movements, currency fluctuations, market values and the likelihood of credit events for a securities issuer.  Such forecasting is inherently difficult and entails investment risk.  In addition, each swap exposes the Fund to counterparty risk.

Convertible Securities Risk
Convertible securities entail some of the risks of both equity and debt securities.  While fixed-income securities generally have a priority claim on a corporation’s assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income from or a decline in the market value of the securities.

Registered Investment Company Risk
Shareholders can invest directly in most underlying funds or ETFs selected by VWCM.  By investing in the underlying funds or ETFs indirectly through the Funds, shareholders pay both their share of the Fund’s expenses and the similar expenses of the underlying funds or ETFs.  The Fund may also pay sales charges, or brokerage commissions.

Portfolio Turnover Risk
As a result of the Funds being likely to have an annual portfolio turnover rate over 100%, the Funds will incur greater transaction costs for buying and selling securities than it otherwise would.   High portfolio turnover could result in increased realized gains to shareholders.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal income tax laws.

PAST PERFORMANCE HISTORIES

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively, how each Fund’s performance has varied for each full calendar year shown in the bar chart; and how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar charts and the tables assume that all distributions have been reinvested. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

After-Tax Returns

After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the effect of foreign, state or local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you because you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (because it can be used to offset other gains) may result in a higher return.

Tanaka Growth Fund
Year-By-Year Annual Returns
(for calendar years ending on December 31)
80%				66.71%
70%										51.26%
60%
50%
40%
30%
20%							9.17%	13.98%
10%					7.18%
05%
0%						-1.40%
-10%
-20%	-10.40%
-30%		-19.19%
-40%			-37.78%
-50%									-49.68%
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown, the highest return for a quarter was 27.03% (3rd quarter, 2009) and the lowest return was -32.77% (4th quarter, 2008).

Average Annual Total Returns
(for periods ending on December 31, 2009)
Average Annual Total Returns for the Fund's Class R Shares (for periods ending on December 31, 2009)	One Year	Five Years	Ten Years
Return Before Taxes	51.26%	-1.36%	-2.81%
After-Tax Return on Distributions	51.26%	-1.36%	-2.82%
Return After-Tax Return on Distributions and Sale of Fund Shares	33.32%	-1.08%	-2.19%
Russell 3000 Growth Index (reflects no deduction for fee, expenses or taxes)	37.01%	1.58%	-0.86%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	43.89%	0.85%	-5.67%

Embarcadero Absolute Return Fund
Year-By-Year Annual Returns
(for calendar years ending on December 31)
80%
70%
60%
50%				47.22%
40%
30%
20%							10.84%			12.57%
10%
05%
0%
-10%								-7.83%
-20%					-16.04%
-30%	-20.90%					-22.29%
-40%
-50%
-60%									-56.84%
-70%		-59.70%	-64.56%
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown, the highest return for a quarter was 87.83% (4th quarter, 2001) and the lowest return was -60.01% (3rd quarter, 2001).

Average Annual Total Returns
(for periods ending on December 31, 2009)
Average Annual Total Returns for the Fund's Class R Shares (for periods ending on December 31, 2009)	One Year	Five Years	Ten Years
Return Before Taxes	12.57%	-17.34%	-24.99%
After-Tax Return on Distributions	12.57%	-17.34%	-25.38%
Return After-Tax Return on Distributions and Sale of Fund Shares	8.17%	-12.64%	-12.67%
Russell 2000 Growth Index (reflects no deduction for fee, expenses or taxes)	33.52%	0.14%	-1.51%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.93%	0.21%	-0.95%
Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.95%	1.98%	-5.59%

Embarcadero Market Neutral Fund
Year-By-Year Annual Returns
(for calendar years ending on December 31)
80%
70%
60%
50%				37.47%
40%
30%
20%										12.34%
10%							6.29%
05%
0%
-10%
-20%					-15.79%	-12.37%		-9.03%
-30%	-18.23%
-40%
-50%		-40.74%	-39.68%
-60%									-56.56%
-70%
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown, the highest return for a quarter was 55.18% (4th quarter, 2001) and the lowest return was -48.38% (1st quarter, 2001).

Average Annual Total Returns
(for periods ending on December 31, 2009)
Average Annual Total Returns for the Fund's Class R Shares (for periods ending on December 31, 2009)	One Year	Five Years	Ten Years
Return Before Taxes	12.34%	-16.18%	-17.47%
After-Tax Return on Distributions	12.34%	-16.18%	-18.01%
Return After-Tax Return on Distributions and Sale of Fund Shares	8.02%	-11.89%	-10.61%
Russell 3000 Growth Index (reflects no deduction for fee, expenses or taxes)	34.68%	0.14%	-4.58%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.93%	0.21%	-0.95%
Barclays Capital US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.95%	1.98%	-5.59%

INFORMATION ABOUT THE REORGANIZATION

Material Features of the Plan.

The Plan of Reorganization (the "Plan") sets forth the terms and conditions of the Reorganization.  Certain provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Appendix A to this Proxy Statement/Prospectus.

At the consummation of the Reorganization, which is expected to occur at the close of business on or about  December 17, 2010, (the “Effective Time”), all of the assets of the Embarcadero Funds will be transferred to the Tanaka Growth Fund in exchange for Class R Shares of the Tanaka Growth Fund, such that at and after the Effective Time, the assets of the Embarcadero Funds will become the assets of the Tanaka Growth Fund.  The transfer of assets by the Embarcadero Funds will occur at their then-current market value as determined in accordance with the Embarcadero Funds’ valuation procedures, and shares of the Tanaka Growth Fund to be issued to the Embarcadero Funds shall be valued at their then-current net asset value determined in accordance with the Tanaka Growth Fund’s valuation procedures.  Class R Shares of the Tanaka Growth Fund will be distributed to shareholders of the Embarcadero Funds in exchange for the shareholders' shares of the Embarcadero Funds.  After completion of the Reorganization, each shareholder of the Embarcadero Funds will own Class R Shares of the Tanaka Growth Fund equal in value to the net asset value of such shareholder’s shares of the Embarcadero Funds immediately prior to the closing of the Reorganization.  Following the completion of the Reorganization, the Embarcadero Funds will be liquidated and the registration of the Company and the Embarcadero Funds under the 1940 Act will be terminated.

The Plan provides that the Embarcadero Funds’ Board of Directors will declare a dividend or dividends, as necessary, with respect to each of the Embarcadero Funds, prior to the Effective Time.  This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of each of the Embarcadero Funds all undistributed ordinary income earned and net capital gains recognized up to and including the time at which the net asset value of each of the Embarcadero Funds is determined for purposes of the Reorganization (the “Valuation Date”).  The shareholders of each of the Embarcadero Funds will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.

The stock transfer books of the Company with respect to the Embarcadero Funds will be permanently closed as of the close of business on the Valuation Date, which is the day immediately preceding the Effective Time.  Redemption requests received thereafter by the Company with respect to the Embarcadero Funds will be deemed to be redemption requests for shares of the Tanaka Growth Fund issued pursuant to the Plan.  If any shares of the Embarcadero Funds are represented by a share certificate, the certificate must be surrendered to the Company’s transfer agent for cancellation before the Tanaka Growth Fund shares issuable to the shareholder pursuant to this Plan will be issued.  Any special options relating to a shareholder’s account in any of the Embarcadero Funds will transfer over to the Tanaka Growth Fund without the need for the shareholder to take any action.

The Reorganization is subject to a number of conditions as set forth in the Plan attached hereto as Appendix A.  The Company or Tanaka Funds, Inc. (whichever is entitled to the benefit thereof), by consent of its Board or an officer authorized by the Board, may waive any condition to the obligations of the Embarcadero Funds or the Tanaka Growth Fund under the Plan.  The Plan may be terminated, and the Reorganization abandoned, at any time prior to the Closing: (i) by mutual consent by the Company and Tanaka Funds, Inc.; (ii) by Tanaka Funds, Inc. if certain conditions have not been fulfilled or waived by it; and (iii) by the Company if certain conditions have not been fulfilled or waived by it.  The Plan provides further that the Plan may be amended only by mutual consent of the  Company and Tanaka Funds, Inc.  in writing.

The Advisor has undertaken to bear and pay most of the expenses related to the Reorganization, including the costs for preparation of this Proxy Statement/Prospectus, all printing and mailing expenses associated with the Reorganization, and the costs of proxy solicitations.  The costs and expenses of any state or federal flings to terminate the existence of the Company and to deregister the Company as an investment company, as well as legal costs incurred by the Company in connection with the Reorganization, will be borne by the Embarcadero Funds.

Reasons For Reorganization.

The Embarcadero Funds’ Board considered the Reorganization at a meeting held on June 25, 2010 and subsequently approved the Plan by unanimous written consent.  In considering the Reorganization and Plan, the Board received information from representatives of Tanaka Funds, Inc. detailing the Reorganization, including: (i) the  terms of the Plan, including information regarding comparative expenses of the Funds; (ii) the proposed plans for ongoing management, distribution and operation of the Tanaka Growth Fund; (iii) the management and business of the Advisor; and (iv) the impact of the Reorganization on the Embarcadero Funds and their shareholders.  The Board of the Embarcadero Funds discussed the Tanaka Growth Fund and the Advisor with Mr. Graham Tanaka, owner of the Adviser, who responded to the Board's questions and presented his Fund and firm.  The Board also discussed with VWCM its process for identifying the Tanaka Growth Fund as a potential acquirer of the Embarcadero Funds' assets, and the diligence it had performed prior to recommending the Reorganization.  In approving the Reorganization, the Board of the Embarcadero Funds determined that (i) participation in the Reorganization is in the best interest of the Embarcadero Funds’ shareholders; and (ii) the interests of the Embarcadero Funds’ shareholders will not be diluted as a result of the Reorganization (the exchanges would take place at net asset value and there would be no sales charge or other charge imposed as a result of the Reorganization).  In so determining, the Board recognized that VWCM would receive compensation from the Advisor if the Reorganization is completed.

In making this determination, the Board of the Embarcadero Funds considered a number of factors, including the following:

>	That the investment adviser of the Embarcadero Funds had informed the Board that it no longer wished to continue providing services to the Embarcadero Funds;
>
That, although the investment objectives of the Embarcadero Funds and the Tanaka Growth Fund are similar, the Funds use different strategies to seek their objectives (the Board recognized that while the strategies differed, and the Tanaka Growth Fund would not use absolute return strategies in a multi-manager structure to achieve its objective, the Embarcadero Funds had been unable to implement their strategies and continued to invest in high quality short term money market instruments, such that the difference in strategies was outweighed by other factors);

>	That the management fees charged to the Tanaka Growth Fund are less than the management fees charged to each of the Embarcadero Funds;
>
That the Advisor had pledged to continue to manage the Tanaka Growth Fund under its present expense limitation agreement (providing for Total Annual Fund Operating Expenses to be limited to 2.45%) for a period of at least three (3) years after the Reorganization, resulting in lower expenses for the Embarcadero Funds' shareholders;

>	That the total expense ratio of the Tanaka Growth Fund is expected to be lower than the total expense ratio of each of the Embarcadero Funds;
>
The Embarcadero Funds' historical performance records, and the performance record of the Tanaka Growth Fund, including the recent strong performance of the Tanaka Growth Fund, as described to the Board by Mr. Tanaka (although the board recognized that past performance is no guarantee of future success);

>
The future prospects of the Embarcadero Funds and their small asset size and difficulties in implementing their investment strategies if the Reorganization were not effected, including that each of the Embarcadero Funds would no longer be viable as a series of the Company;

>	That the shareholders of the Embarcadero Funds could potentially benefit from economies of scale as a result of the Advisor's efforts to increase the size of the Tanaka Growth Fund;
>	That the Advisor had been managing the Tanaka Growth Fund for a number of years, and the portfolio manager exhibited strong character and dedication to his organization and to the Tanaka Growth Fund;
>	That the Reorganization is intended to be tax-free for federal income tax purposes for shareholders of each of the Embarcadero Funds;
>	That the Embarcadero Funds’ shareholders will not bear any costs of the Reorganization, except those expenses discussed above; and
>	That alternatives to the Reorganization, including liquidation of the Embarcadero Funds or maintaining the status quo, were less attractive.

After consideration of the factors mentioned above and other relevant information, the Board, including the Independent Directors, determined that the Reorganization be submitted to Embarcadero Fund shareholders for approval.  The Board recognized that, until the Reorganization was approved by shareholders, the removal of the expense limitation previously applicable to the Embarcadero Funds would increase expenses relative to prior levels (but if approved, shareholders would be subject to much lower expenses as shareholders of Tanaka Growth Fund).  The Board also recognized that while, as noted above, a majority of the expenses of the Reorganization would be borne by the Advisor, and not the Embarcadero Funds, the Embarcadero Funds would bear the costs of their continuing operations until the Reorganization, which would include fees and expenses of its service providers, including VWCM, and the costs of any "tail insurance" the Board determined to purchase prior to the Reorganization.  The Tanaka Funds Board of Directors has also approved the Reorganization.

Shareholder Rights, Description of the Securities to be Issued

Each of the Embarcadero Funds is organized as a series of the Company, which is a corporation organized under the laws of the State of Maryland.  The Tanaka Growth Fund is organized as a series of Tanaka Funds, Inc., which is also a corporation organized under the laws of the State of Maryland.

Each of the Embarcadero Funds is authorized to issue 100,000,000 shares of beneficial interest.  The shares of the Embarcadero Funds have par value of $0.0001 per share.  The Tanaka Growth Fund is authorized to issue 250,000,00 shares of beneficial interest.  The shares of the Tanaka Growth Fund have par value of $0.01 per share. The operations of the Embarcadero Funds and the Tanaka Growth Fund are governed by their company documents; by-laws; and Maryland state law, respectively.  Each Fund must also adhere to the 1940 Act, the rules and regulations promulgated by the SEC thereunder, and any applicable state securities laws.

Each of the Funds is overseen by a Board of Directors.  The composition of the Boards of Directors differs between the Funds, both in terms of membership and the number of Independent Directors.  The Funds indemnify their respective Directors and officers against liabilities and expenses incurred in connection with their proceedings relating to their positions with the Funds, except if the Director or officer would otherwise be subject to liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Under the Company’s Articles of Incorporation and by-laws, the Embarcadero Funds’ shareholders have the power to vote (i) for the election of Directors; (ii) with respect to any contract as to which shareholder approval is required by the 1940 Act; and (iii) on such other matters as may be required by the 1940 Act or Maryland State law or determined by the Board to be submitted to shareholders.

Under Tanaka Fund Inc.'s Articles of Incorporation and by-laws, the Tanaka Growth Fund’s shareholders have the power to vote (i) for the election of Directors; (ii) with respect to any contract as to which shareholder approval is required by the 1940 Act; and (iii) on such other matters as may be required by the 1940 Act or Maryland State law or determined by the Board to be submitted to shareholders.

Neither Fund is required to hold an annual shareholder meeting.  A special meeting of the Tanaka Growth Fund may be called by its Board or upon the written request of shareholders owning at least 25% of the shares entitled to vote; a special meeting of the Embarcadero Funds may be called by its Board of Directors or upon the written request of shareholders of a series or class holding in the aggregate not less than 10% of the outstanding shares of such series or class.  If a shareholder meeting is held, shareholders of the Tanaka Growth Fund are entitled to not less than 10 days’ and not more than 90 days’ notice and shareholders of the Embarcadero Funds are entitled to not less than 10 days’ and not more than 90 days’ notice.  For shareholder votes at a meeting of the Embarcadero Funds, a majority of the interests of the Company constitute a quorum, and for shareholder votes at a meeting of the Tanaka Growth Fund, a majority of the interests of the Company constitute a quorum.  For the Embarcadero Funds, the votes of a majority of the interests of the Company present at a shareholder meeting shall constitute the action of the shareholders, except a plurality shall elect a Director. The Tanaka Growth Fund typically requires a majority vote of the shares present to decide any questions related to a particular matter, except a plurality shall elect a Director.

Capitalization.

The capitalization table, as of May 31, 2010 for the Embarcadero Funds and Tanaka Growth Fund, sets forth the capitalization of the Tanaka Growth Fund, and the estimated capitalization of the Tanaka Growth Fund as adjusted to give effect to the proposed Reorganization.  The following are examples of the number of shares of the Tanaka Growth Fund that would have been exchanged for the shares of the Embarcadero Funds if the Reorganization had been consummated on May 31, 2010 and do not reflect the number of shares or value of shares that would actually be received if the Reorganization, as depicted, occurs.  Each shareholder of the Embarcadero Funds will receive the number of full and fractional shares of the Tanaka Growth Fund equal in value to the value (as of the last Valuation Date) of the shares of the Acquired Fund.  The Tanaka Growth Fund will be the accounting survivor for financial statement purposes.

	Embarcadero Absolute Return Fund*	Embarcadero Market Neutral Fund*	Tanaka Growth Fund*	Adjustments	Pro Forma – Tanaka Growth Fund after Reorganization (estimated)

Net assets	$9,825,483	$4,085,504	$3,446,213	$(50,000)**	$17,307,862
Total shares outstanding	4,655,463	919,294	286,191		1,437,530
Net asset value per share	$2.11	$4.44	$12.04		$12.04

*	As of May 31, 2010; unaudited
**	Adjustments reflect the Reorganization costs borne by the Embarcadero Funds.

This information is for informational purposes only.  There is no assurance that the Reorganization will be consummated.  Moreover, if consummated, the capitalization of the Embarcadero Funds and the Tanaka Growth Fund is likely to be different at the Effective Time as a result of daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Tanaka Growth Fund that actually will be received on or after such date.

ADDITIONAL INFORMATION ABOUT THE
TANAKA GROWTH FUND AND THE EMBARCADERO FUNDS

The Advisor and the Portfolio Manager

The investment objectives, principal investment strategies, and principal risks of the Funds have been discussed above.  The following table provides additional comparative information about the Funds:

	Embarcadero Funds	Tanaka Growth Fund
Portfolio Management
The Funds are advised by Van Wagoner Capital Management, Inc., Three Embarcadero Center, Suite 1120, San Francisco, California 94111.  VWCM was organized on October 24, 1995, and Garrett R. Van Wagoner, President and a director of VWCM, controls VWCM.

Mr. Van Wagoner is responsible for overseeing the Subadvisers and allocating assets among them.  Mr. Van Wagoner has more than 30 years of experience as a securities analyst and portfolio manager and began providing research and portfolio management for the Embarcadero Funds in 1995.  From 1993 to 1995, he was portfolio manager of the Govett Smaller Companies Fund, a portfolio of the Govett Funds, Inc.  Before that, he was senior vice president at Bessemer Trust, N.A., since 1982, where he was responsible for its emerging growth stock investment program.

VWCM is responsible for overseeing the Subadvisers, recommending the selection of the Subadvisers to the Funds’ Board of Directors, evaluating the performance of the Subadvisers, monitoring changes at the Subadvisers’ organization, overseeing the operational aspects of the Funds and coordinating with the Subadvisers with respect to diversification and other compliance responsibilities.  VWCM (except when investing in registered funds or making direct investments) generally is not responsible for the day-to-day investment decisions for a Fund.  The Subadvisers have this responsibility and are responsible for implementing the Funds’ strategies, selecting individual securities and selecting brokers and dealers to execute transactions for the Funds. VWCM pays the fees of the Subadvisers, and thus the Subadvisers’ fees do not impact a Fund’s management fee.

Tanaka Capital Management, Inc., 369 Lexington Avenue, 20th Floor, New York, New York 10017, serves as investment adviser to the Fund (the "Advisor").  Tanaka Capital Management, Inc. has been providing portfolio management services since its founding, in 1986, by Graham Y. Tanaka.  As of January 31, 2010, in addition to the assets of the Fund, the Advisor  managed other assets of approximately $19.8 million.

Graham Y. Tanaka has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception in December 1998.  Mr. Tanaka has more than 20 years of experience managing a mutual fund portfolio, and has approximately 29 years of experience managing investment portfolios for private clients.  From 1973 until 1978, Mr. Tanaka was a research analyst at Morgan Guaranty Trust.  He then worked at Fiduciary Trust Company of New York as Vice President from 1978-1980.  Prior to launching Tanaka Capital, Mr. Tanaka served as Chairman at Milbank Tanaka & Associates from 1980 to 1986.  He is a member of The Electronic Analyst Group.  Mr. Tanaka currently serves on the board of TransAct Technologies, Inc.  He is a 1971 graduate of Brown University (A.B., Sc.B.), a 1973 graduate of Stanford University (MBA) and a Chartered Financial Analyst (CFA).  Mr. Tanaka is the author of "Digital Deflation: The Productivity Revolution And How It Will Ignite The Economy" (McGraw-Hill Companies, 2004).

Comparison of Fundamental Investment Restrictions

The fundamental investment restrictions of the Embarcadero Funds and the Tanaka Growth Fund are substantially similar.  The following table describes such fundamental investment restrictions.  The Funds will not:

	Embarcadero Funds	Tanaka Growth Fund
Borrowing
Borrow money, except that a Fund may borrow money from a bank for temporary or emergency purposes (not for leveraging) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).  Any borrowings that exceed 33 1/3% of the Fund’s total assets by reason of a decline in net asset value will be reduced within three days to the extent necessary to comply with the 33 1/3% limitation.  Transactions involving options, futures and options on futures, will not be deemed to be borrowings if properly covered by a segregated account where appropriate.
Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time;
Senior Securities	Issue senior securities, except as permitted under the 1940 Act; provided, however, a Fund may engage in transactions involving options, futures and options on futures contracts.
Issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time; provided that the segregation of assets or other collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits  of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction,  and obligations for which the Fund segregates assets in accordance with securities regulatory requirements will not be deemed to be senior securities;

Underwriting
Act as an underwriter or distributor of securities other than shares of the Funds except to the extent that a Fund’s participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund’s own portfolio may be deemed to be an underwriting, and except to the extent that a Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities.
Act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;
Real Estate
Purchase or sell real estate (but this shall not prevent the Fund from investing in securities that are backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

Purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real  estate, or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities)

Commodities
Purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities).
Purchase or sell physical commodities or contracts relating to physical commodities.

Loans	Lend money or securities (except by purchasing debt securities or entering into repurchase agreements or lending portfolio securities).
Make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans;

Concentration
Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry.
Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time;

More information about the Embarcadero Funds and the Tanaka Growth Fund is included in: (i) the Embarcadero Funds’ Prospectus and related Statement of Additional Information, each dated April 30, 2010, as supplemented July 19, 2010, and as they may be amended, which are incorporated by reference herein and considered a part of this Proxy Statement/Prospectus; (ii) the Tanaka Growth Fund’s Prospectus, dated April 1, 2010, as it may be amended, which accompanies this Proxy Statement/Prospectus and is incorporated by reference and considered a part of this Proxy Statement/Prospectus; (iii) the Statement of Additional Information dated April 1, 2010, as it may be amended, relating to the Tanaka Growth Fund’s Prospectus; and (iv) the Statement of Additional Information, dated November 18, 2010 relating to this Proxy Statement/Prospectus, which is incorporated by reference herein.

You may request free copies of the Embarcadero Funds’ Prospectus or Statement of Additional (including any supplement) by calling 1-866-207-3626 or by writing via U.S. mail to Embarcadero Funds, Inc., 3 Embarcadero Center, Suite 1120, San Francisco, CA  94111.  You may request free copies of the Tanaka Growth Fund’s Prospectus, Statement of Additional Information or the Statement of Additional Information relating to this Proxy Statement/Prospectus, by calling 1-877-482-6252, or by writing to Tanaka Growth Fund, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by Tanaka Funds, Inc. with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement.  Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Tanaka Growth Fund and the shares offered.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the Commission.

Each Fund also files proxy materials, reports, and other information with the Commission in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the Commission in Washington, DC located at Room 1580, 100 F Street, N.E., Washington, D.C. 20549.  Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the Commission’s website (www.sec.gov).

THE EMBARCADERO FUNDS, INC. BOARD RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

VOTING MATTERS

General Information

This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Directors of Embarcadero Funds, Inc. in connection with the Special Meeting to be held on December 16, 2010 at 10:00 AM Pacific time at the offices of Embarcadero Funds, Inc., 3 Embarcadero Center, Suite 1120, San Francisco, CA  94111, and at any adjournments thereof.  This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the Embarcadero Funds, Inc. on or about November 20, 2010.  It is expected that the solicitation of proxies will be by mail, e-mail or telephone.  The Altman Group, a professional proxy solicitation firm, will provide various solicitation services, which may include mailings to and telephone contact with shareholders, at a cost of approximately $50,000.  This cost will not be borne by shareholders, but rather by Tanaka Capital Management, Inc.  Additionally, officers of and employees, if any, of Embarcadero Funds, Inc., employees of Tanaka Capital Management, Inc. and Van Wagoner Capital Management, Inc. may make solicitations to obtain the necessary shareholder representation at the meeting, but will receive no additional compensation for doing so.  The Board of Directors of Embarcadero Funds, Inc. has fixed the close of business on October 22, 2010 as the Record Date for determining the shareholders of the Embarcadero Funds, Inc. entitled to receive notice of the Special Meeting and to vote, and for determining the number of shares that may be voted, with respect to the Special Meeting or any adjournment thereof.

Other Effects of Shareholder Approval

The 1940 Act generally requires that shareholders of a mutual fund series class of shares approve the fund's investment advisory agreements, sub-advisory agreements and 12b-1 and shareholder services plans, among other things. These requirements apply to shares of each of the Embarcadero Funds, Inc.

If the shareholders of each of the Embarcadero Funds, Inc. approve the proposed Reorganization, they will also be effectively approving the investment advisory agreement between Tanaka Funds, Inc. and Tanaka Capital Management, Inc. and the Plan of Distribution pursuant to Rule 12b-1 of Tanaka Growth Fund.

Voting Rights and Required Vote

           Each shareholder of each of the Embarcadero Funds, Inc. is entitled to one vote for each full share held and fractional votes for fractional shares.  The holders of a majority of the outstanding shares of each of the Embarcadero Funds, Inc. entitled to vote at the Special Meeting, present in person or by proxy, constitute a quorum for the Special Meeting.  Approval of the proposed Reorganization requires the affirmative vote of a majority of the shareholders of each of the Embarcadero Funds, Inc., voting separately.   Mr. Edwin Restrepo, President of the Embarcadero Funds, has been named as the Funds' proxy and will vote proxies submitted.

If you wish to participate in the Special Meeting, you may submit the proxy card included with this Proxy Statement/Prospectus, or attend in person.  (Guidelines on voting by proxy card are immediately after the Notice of Special Meeting.)

If the enclosed proxy is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares of beneficial interest represented by the proxy in accordance with the instructions marked on the returned proxy.  Proxies that are properly executed and returned directly by the shareholder but are not marked with voting instructions will be voted FOR the proposals and FOR any other matters deemed appropriate.  It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Special Meeting.  Should other business properly be brought before the Special Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of Embarcadero Funds, Inc. at the address set forth on the cover page of this Proxy Statement/Prospectus, or by attending the Special Meeting in person and voting your shares.  Unless revoked, all valid proxies will be voted in accordance with the specifications thereon.

Abstentions and "broker non-votes" (i.e. shares held by brokers or nominees, typically in "street name," as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be treated as present for purposes of determining a quorum.  In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may "affect substantially" a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, these shares also will be treated as broker non-votes for purposes of proposals that may "affect substantially" a shareholder's rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will be treated as shares voted against a proposal.  Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees.  To prevent this result, Embarcadero Funds, Inc. may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  Embarcadero Funds, Inc. also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

If shareholders of the Embarcadero Funds, Inc. do not vote to approve the Reorganization, the Embarcadero Funds, Inc. Board will consider other possible courses of action in the best interests of shareholders, which may include liquidation of the Embarcadero Funds. If the shareholders of the Embarcadero Funds, Inc. do not approve the Reorganization, the Reorganization will not proceed until such time that shareholders of the Embarcadero Funds, Inc. approve the Reorganization.  If sufficient votes in favor of the Reorganization are not received by the time scheduled for the Special Meeting, the persons named as proxies or any officer present entitled to preside or act as Secretary of such meeting, may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies.  In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.  Any adjournment will require an affirmative vote of a majority of those shares represented at the Special Meeting, whether or not a quorum is present, in person or by proxy.  The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting.  Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.

A shareholder of the Embarcadero Funds, Inc. who objects to the proposed Reorganization will not be entitled under either Maryland law or the Articles of Incorporation of Embarcadero Funds, Inc. to demand payment for, or an appraisal of, his or her shares.  However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes.  If the Reorganization is consummated, shareholders will be free to redeem the shares of the Tanaka Growth Fund that they receive in the transaction at its then-current NAV.  Shares of the Embarcadero Funds, Inc. may be redeemed at any time prior to the consummation of the Reorganization.  Shareholders of the Embarcadero Funds, Inc. may wish to consult their tax advisers as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

Embarcadero Funds, Inc. does not hold annual shareholder meetings.  If the Reorganization is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Embarcadero Funds, Inc. at the address set forth on the cover of this Proxy Statement/Prospectus, so that they will be received by Embarcadero Funds, Inc. in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING DIRECTORS AND THEIR NOMINEES.

Please advise Embarcadero Funds, Inc. whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement/Prospectus needed to supply copies to the beneficial owners of the respective shares.

All the expenses of preparing and soliciting proxies for the Proposals will be paid whether or not shareholders approve the Reorganization.  Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

Record Date and Outstanding Shares

Only shareholders of record of the Embarcadero Funds, Inc. at the close of business on October 22, 2010, the Record Date, are entitled to notice of and to vote at the Special Meeting and any postponement or adjournment thereof.  At the close of business on the Record Date there were outstanding and entitled to vote the following shares of the Embarcadero Funds, Inc.:

Fund	Number of Shares
Embarcadero Absolute Return Fund	4,254,900.18
Embarcadero Market Neutral Fund	849,916.33

The votes of the shareholders of the Tanaka Growth Fund are not being solicited because their approval or consent is not necessary for the approval of the Agreement and Plan of Reorganization.

Security Ownership of Certain Beneficial Owners and Management

Embarcadero Funds, Inc.

As of the Record Date, there where no shareholders who are deemed to control either of the Embarcadero Funds, Inc., as that term is defined under the 1940 Act.

The following table provides certain information as of the Record Date for the Special Meeting, with respect to those persons known to the Embarcadero Funds, Inc. to be record or beneficial owners of 5% or more of the outstanding shares of each of the Embarcadero Funds, Inc.:

Embarcadero Absolute Return Fund

Record or Beneficial Owner Names and Addresses	Percent of Fund
Charles Schwab, FBO Client Accounts 101 Montgomery Street San Francisco, CA	16.17%
National Financial, FBO Client Accounts 200 Liberty Street Newark, NJ	12.25%
TD Ameritrade, FBO Client Accounts PO Box 2209 Omaha, NE 68103	5.61%

Embarcadero Market Neutral Fund

Record or Beneficial Owner Names and Addresses	Percent of Fund
Charles Schwab, FBO Client Accounts 101 Montgomery Street San Francisco, CA	23.61%
National Financial, FBO Client Accounts 200 Liberty Street Newark, NJ	13.99%
TD Ameritrade, FBO Client Accounts PO Box 2209 Omaha, NE 68103	7.59%

Tanaka Growth Fund

As of October 22 2010, the Record Date for the Special Meeting, Graham Tanaka is the record or beneficial owner of 12.02% or more of the outstanding shares of the Fund.  Janey Montgomery Scott, FBO client accounts, 1801 Market Street, Philadelphia, PA, is the record or beneficial owner of 14.92% or more of the outstanding shares of the Fund.

As of the Record Date, all Directors and officers as a group, except for Graham Tanaka, owned less than 1% of Class R shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The percentage of the Tanaka Growth Fund that would be owned by the above named shareholders upon consummation of the Reorganization is expected to be substantially diluted by the addition of the two Embarcadero Funds.

ADDITIONAL INFORMATION

Adviser.  The Embarcadero Funds’ investment adviser is Van Wagoner Capital Management, Inc., located at 3 Embarcadero Center, Suite 1120, San Francisco, CA  94111.  For its services to the Embarcadero Funds, Van Wagoner Capital Management, Inc.. receives a fee equal to 2.00% annually of the Funds’ average daily net assets.  The Tanaka Growth Fund’s investment manager is Tanaka Capital Management, Inc. located at 369 Lexington Avenue, 20th Floor, New York, NY  10017  For its services, Tanaka Capital Management, Inc. receives a fee equal to 1.00% annually of the Fund’s average daily net assets.

Principal Underwriter.  Rafferty Capital acts as principal underwriter to the Embarcadero Funds.  The Tanaka Growth Fund does not have an underwriter

Fund Administration and Transfer Agency Services.  Mutual Shareholder Services (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, serves as the Embarcadero Funds and the Tanaka Growth Fund’s transfer agent, fund accountant and administrator.

Custodians.  UMB Bank, NA, located at 928 Grand Boulevard, Kansas City, MO 64106, has been retained to act as custodian for the Embarcadero Funds’ investments.  As custodian, UMB acts as the Funds’ depository, keeps safe its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.  For its services, the Funds pay UMB a fee based on the net asset value of the Funds and UMB is reimbursed for all reasonable out-of-pocket expenses.

Huntington National Bank (“Huntington”), 7 Easton Oval, Columbus, Ohio  43219, serves as the custodian of the Tanaka Growth Fund's assets.  Huntington’s responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.  Huntington also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Advisor.  For its services, the Tanaka Growth Fund pays Huntington a fee based on the net assets of the Company and fixed amounts for certain transactions.

Auditors.  Tait, Weller & Baker ("Tait"), located at 1818 Market Street, Suite 2400, Philadelphia, PA  19103, serves as the Embarcadero Funds’ independent registered public accounting firm.   Tait performs an annual audit of each of the Embarcadero Fund’s financial statements and advises the Embarcadero Funds as to certain accounting matters.

Sanville & Company ("Sanville"), located at 1514 Old York Road, Abington, PA, serves as the Tanaka Growth Fund’s independent registered public accounting firm.  Sanville performs an annual audit of the Tanaka Fund’s financial statements and advises the Tanaka Funds as to certain accounting matters, including (1) audit of annual financial statements, and (2) assistance and consultation in connection with Commission filings.

FINANCIAL HIGHLIGHTS

The annual financial statements and financial highlights of the Embarcadero Funds for the fiscal period ended December 31, 2009 have been audited by Tait, Weller & Baker, LLP, independent public registered accounting firm, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy Statement/Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.  Additionally, the Embarcadero Funds' unaudited semi-annual financial statements, dated June 30, 2010, have also been incorporated by reference into the Statement of Additional Information to this Proxy Statement/Prospectus.  A free copy of the financial statements are available upon request as described on the first page of this Proxy Statement/Prospectus.

The financial statements of the Tanaka Growth Fund for the fiscal period ended November 30, 2009, have been audited by Sanville & Company, independent public registered accounting firm, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy Statement/Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.  Additionally, the Tanaka Growth Fund's unaudited semi-annual financial statements, dated May 31, 2010, have also been incorporated by reference into the Statement of Additional Information to this Proxy Statement/Prospectus.  A free copy of the financial statements is available upon request as described on the first page of this Proxy Statement/Prospectus.

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”), made as of this 1st day of September, 2010, by and between Tanaka Funds, Inc. (the “Acquiring Company”), a corporation created under the laws of the State of Maryland, with its principal place of business at 369 Lexington Avenue, 20th Floor, New York, NY 10017, on behalf of its series, the Tanaka Growth Fund (“Acquiring Fund”) and Embarcadero Funds, Inc. (the “Embarcadero Fund Family”), a corporation created under the laws of the State of Maryland, with its principal place of business at 3 Embarcadero Center, Suite 1120, San Francisco, CA  94111, on behalf of its series, the Embarcadero Absolute Return  Fund and the Embarcadero Market Neutral Fund (“Acquired Funds”).  (The Acquiring Company, on behalf of the Acquiring Fund, and the Embarcadero Fund Family, on behalf of the Acquired Funds, are hereinafter collectively referred to as the “parties”).  Tanaka Capital Management, Inc. joins this Agreement solely for the purposes of Section 10.

PLAN OF REORGANIZATION

The reorganization of the Acquired Funds into the Acquiring Fund (the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Company on behalf of the Acquiring Fund of all of the property, assets and goodwill of the Acquired Funds in exchange solely for shares of beneficial interest, without par value, of the Acquiring Fund; (ii) the assumption by the Acquiring Company on behalf of the Acquiring Fund of all of the Liabilities (as defined in Section 1 below) of the Acquired Funds; (iii) the distribution of the Acquiring Fund’s shares to the shareholders of the Acquired Funds according to their respective interests in complete liquidation of the Acquired Funds; and (iv) the dissolution of the Acquired Funds as soon as practicable after the closing (as referenced in Section 3 hereof and hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Acquired Funds

(a)
Upon satisfaction of the conditions precedent described in Section 9 hereof, each Acquired Fund will convey, transfer and deliver to the Acquiring Company on behalf of the Acquiring Fund, at the Closing, all of the then-existing assets, including without limitation, all cash, cash equivalents, securities, receivable, claims and rights of action, and deferred and prepaid expenses, of such Acquired Fund (the “Assets”).  In consideration thereof, the Acquiring Company agrees at the Closing (i) that the Acquiring Fund shall assume and pay when due all obligations, debts, duties and liabilities of each Acquired Fund existing on the Effective Date of the Reorganization (as defined in Section 3 hereof), whether absolute, accrued, contingent or otherwise, and whether known or unknown (but not including fees and expenses in connection with this Agreement to be paid by persons as provided in Section 10 hereof) (collectively, the “Liabilities”); and (ii) that the Acquiring Company shall deliver to each Acquired Fund, in accordance with paragraph (b) of this Section 1, full and fractional shares of beneficial interest, without par value, of the Acquiring Fund equal in value to the combined value of full and fractional shares of beneficial interest of each Acquired Fund outstanding at the time of calculation of each of the Acquired Fund’s net asset value (“NAV”) as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof and hereinafter called the “Valuation Date”), which shall be the business day immediately preceding the Effective Date of the Reorganization.  The reorganization contemplated hereby is intended to qualify as a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  The Acquiring Company shall distribute to each Acquired Fund's shareholders the shares of the Acquiring Fund in accordance with this Agreement and the resolutions of the Board of Directors of the Acquiring Company (the “Board of Directors”) authorizing the transactions contemplated by this Agreement.

(b)
To effect the delivery of shares described in Section 1(a)(ii) hereof, the Acquiring Company will establish an open account of the Acquiring Fund for each shareholder of the Acquired Funds and, on the Effective Date of the Reorganization, will credit to such account full and fractional shares of beneficial interest, without par value, of the Acquiring Fund equal to the NAV of full and fractional shares of beneficial interest which such shareholder holds in each of the Acquired Funds at the time of calculation of NAV for each of the Acquired Funds on the business day immediately preceding the Effective Date of the Reorganization.  Fractional shares of the Acquired Funds are, and fractional shares of the Acquiring Fund will be, carried to the third decimal place.  On the Effective Date of the Reorganization, each certificate, if any, representing shares of the Acquired Funds will be deemed to represent the number of shares of the Acquiring Fund corresponding with the equivalent NAV of the shares of the Acquired Funds.  Simultaneously with the crediting of the shares of the Acquiring Fund to the shareholders of record of the Acquired Funds, the shares of the Acquired Funds held by such shareholders shall be cancelled.

(c)
Certificates representing shares of beneficial interest of the Acquiring Fund will not be issued to shareholders of the Acquired Funds irrespective of whether such shareholders hold their shares in certificated form.  Upon request, each shareholder of the Acquired Funds will have the right to deliver the shareholder’s share certificates of the Acquired Funds, if any, to the Acquiring Company in exchange for book entries establishing the shareholder’s ownership of shares of the Acquiring Fund equal in value to the value of the shares of the Acquired Funds owned by such shareholder; provided that, a shareholder need not deliver such share certificates to the Acquiring Company unless the shareholder so desires and shall irrespective of any delivery of such share certificates receive ownership of shares of the Acquiring Fund equal in value to the value of the shares of the Acquired Funds owned by such shareholder.  As soon as practicable following the Closing, the Embarcadero Fund Family shall dissolve the Acquired Funds.

2.	Valuation

(a)
The value of each Acquired Fund's Assets and Liabilities shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Embarcadero Fund Family’s currently effective prospectus and statement of additional information with respect to the Acquired Fund.

(b)
The NAV of a share of beneficial interest of each of the Acquired Funds shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Embarcadero Fund Family’s currently effective prospectus and statement of additional information with respect to the Acquired Funds.

(c)
All computations of value shall be made by Mutual Shareholder Services, LLC, the Acquired Funds' accounting agent and confirmed by Mutual Shareholder Services, LLC, the Acquiring Fund's accounting agent.

3.	Closing and Valuation Date

(a)
The Closing shall consist of (i) the conveyance, transfer and delivery of the Assets of the Acquired Funds to the Acquiring Company on behalf of the Acquiring Fund in exchange for the assumption and payment, when due, by the Acquiring Fund of the Liabilities of the Acquired Funds; and (ii) the issuance and delivery of the Acquiring Fund’s shares in accordance with Section 1(b), together with related acts necessary to consummate such transactions.  Subject to receipt of all necessary regulatory approvals and the final shareholder approvals of this Agreement, the Closing shall occur on December 5, 2010 or such other date as the officers of the parties may mutually agree, and shall be effective on the next business day following the Valuation Date (“Effective Date of the Reorganization”).  The Closing shall take place at the principal office of the Acquiring Company, 369 Lexington Avenue, 20th Floor, New York, NY at approximately 10:00 AM Eastern standard time on the Valuation Date.

(b)
Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Company or Embarcadero Fund Family, accurate appraisal of the value of the net assets of the Acquired Funds and Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading on the NYSE shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Funds and Acquiring Fund is practicable in the judgment of the Acquiring Company and Embarcadero Fund Family.

(c)
The Embarcadero Fund Family shall direct its Custodian to deliver, as of the Closing, those Assets of the Acquired Funds to be transferred to the Custodian of the Acquiring Fund.  Also, the Embarcadero Fund Family shall direct its transfer agent to deliver, at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the shares of beneficial interest of the Acquired Funds, and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates, if any, and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief.

(d)
The Acquiring Company shall issue and deliver certifications evidencing the shares of beneficial interest of the Acquiring Fund to be delivered at the Closing to said transfer agent registered in such manner as the Embarcadero Fund Family may request, or provide evidence satisfactory to the Embarcadero Fund Family in such manner as the Embarcadero Fund Family may request that such shares of beneficial interest of the Acquiring Fund have been registered in an open account of the Acquiring Fund on the books of the Acquiring Company.

4.	Representations and Warranties by the Embarcadero Fund Family

The Embarcadero Fund Family, on behalf of the Acquired Funds, represents and warrants to the Acquiring Company that:

(a)
The Embarcadero Fund Family is a corporation created under the laws of the State of Maryland on October 18, 1995 and is validly existing and in good standing under the laws of that State.  The Embarcadero Fund Family, of which the Acquired Funds are each a series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of the shares of the Acquired Funds issued and outstanding have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital.

(b)
Each Acquired Fund is authorized to issue 100,000,000 shares of beneficial interest with  $0.0001 par value per share.  Each outstanding share of the Acquired Funds is validly issued, fully paid, non-assessable, has full voting rights, and redeemable.

(c)
The financial statements appearing in the Acquired Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2009, audited by Tait, Weller & Baker LLP, copies of which have been delivered to the Acquiring Company, the Acquired Funds’ Semi-Annual Report to Shareholders for the period ended June 30, 2010, copies of which will have been furnished to the Acquiring Company (if available), and the unaudited financial statements for the Embarcadero Fund Family for the most recent month ended prior to the Closing, copies of which will have been furnished to the Acquiring Company, fairly present the financial position of the Embarcadero Fund Family as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis (with the exception, in the case of the unaudited financial statements, of the omission of footnotes).  The Embarcadero Fund Family, on behalf of each Acquired Fund, will disclose to the Acquiring Company, immediately prior to Closing, if there has been any material adverse change in the financial condition of the Acquired Funds since the date of the most recently provided financial statement.

(d)
The books and records of the Embarcadero Fund Family and the Acquired Funds, including FIN 48 workpapers and supporting statements, made available to the Acquiring Company and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Embarcadero Fund Family and the Acquired Funds.

(e)
The statements of assets and liabilities of each of the Acquired Funds to be furnished by the Embarcadero Fund Family as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the NAV of each of the Acquired Funds and each of the outstanding shares of beneficial interest of each of the Acquired Funds, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(f)
At the Closing, the Embarcadero Fund Family will, on behalf of the Acquired Funds, have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(g)	The Embarcadero Fund Family has the necessary power and authority to conduct its business and the business of the Acquired Funds as such businesses are now being conducted.

(h)
The Embarcadero Fund Family is not a party to or obligated under any provision of its Articles of Incorporation, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(i)
The Embarcadero Fund Family, on its own behalf and on behalf of the Acquired Funds, has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Plan of Reorganization by the Board of Directors of the Embarcadero Fund Family and, with respect to each Acquired Fund, by the shareholders of each Acquired Fund.  Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement has been validly authorized, executed and delivered by the Embarcadero Fund Family, on its own behalf and on behalf of each Acquired Fund, and this Agreement constitutes the legal, valid and binding obligation of the Embarcadero Fund Family and each Acquired Fund, enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

(j)	Neither the Embarcadero Fund Family nor the Acquired Funds are under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(k)	Neither the Embarcadero Fund Family nor the Acquired Funds have any unamortized or unpaid organizational fees or expenses.

(l)
The Embarcadero Fund Family has elected to treat each of the Acquired Funds as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, each of the Acquired Funds is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of immediately prior to the Closing.

5.	Representations and Warranties by the Acquiring Company

The Acquiring Company, on behalf of the Acquiring Fund, represents and warrants to the Embarcadero Fund Family that:

(a)
The Acquiring Company is a corporation created under the laws of the State of Maryland on November 5, 1997 and is validly existing and in good standing under the laws of that State.  The Acquiring Company, of which the Acquiring Fund is a series, is duly registered under the 1940 Act as an open-end, management investment company.  Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of the shares of the Acquiring Fund issued and outstanding have been sold pursuant to an effective registration statement filed under the 1933 Act, and the 1940 Act, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital.

(b)
The Acquiring Company is authorized to issue 250,000,000 shares of beneficial interest, par value $0.01, of the Acquiring Fund. Each outstanding share of the Acquiring Fund, if any, is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.  The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued, fully paid, non-assessable and may be sold and redeemed and have full voting rights.

(c)
The financial statements appearing in the Acquiring Fund's Annual Report to Shareholders for the fiscal year ended November 30, 2009, audited by Sanville & Company, copies of which have been delivered to the Embarcadero Fund Family, the Acquiring Fund's Semi-Annual Report to Shareholders for the period ended May 31, 2010, copies of which have been furnished to the Embarcadero Fund Family, and the unaudited financial statements for the Acquiring Fund for the most recent month ended prior to the Closing, copies of which will have been furnished to the Embarcadero Fund Family, fairly present the financial position of the Acquiring Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis (with the exception, in the case of the unaudited financial statements, of the omission of footnotes).  The Acquiring Company, on behalf of the Acquiring Fund, will disclose to the Embaradero Fund Family, immediately prior to Closing, if there has been any material adverse change in the financial condition of the Acquiring Fund since the date of the most recently provided financial statement.

(d)
At the Closing, shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Funds are currently eligible for offering to the public, and there will be an indefinite number of shares of the Acquiring Fund registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

(e)
The Acquiring Company has the necessary power and authority to conduct its business and the business of the Acquiring Fund as such businesses are then being conducted by the Embarcadero Fund Family and the Acquired Funds.

(f)
The Acquiring Company is not a party to or obligated under any provision of its Articles of Incorporation, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

(g)
The Acquiring Company, on its own behalf and on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement.  The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by the Acquiring Company, on its own behalf and on behalf of the Acquiring Fund, and this Agreement constitutes the legal, valid and binding obligation enforceable against the Acquiring Company, on its own behalf and on behalf of the Acquiring Fund, in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

(h)	Neither the Acquiring Company nor the Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(i)
The books and records of the Acquiring Company and the Acquiring Fund, including FIN 48 workpapers and supporting statements, made available to the Embarcadero Fund Family and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Company and the Acquiring Fund.

(j)
The Acquiring Company has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code.  The Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, and has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of immediately prior to the Closing.

(k)
The prospectus and statement of additional information of the Acquiring Fund, each as in effect as of the date hereof, previously furnished to the Acquired Fund, did not as of its date and does not contain as of the date hereof, with respect to the Acquiring Fund, any untrue statements of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

6.	Representations and Warranties by the Embarcadero Fund Family and the Acquiring Company

The Embarcadero Fund Family and the Acquiring Company each represents and warrants to the other, with respect to itself and each of the Acquired Funds or Acquiring Fund, respectively, that:

(a)
Except as discussed in its currently effective prospectus as of the Closing, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement.  It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(b)	There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

(c)
It has duly and timely filed, on behalf of the Acquired Funds or the Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including, but not limited to, information returns), that are required to be filed by the Acquired Funds or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Funds or Acquiring Fund.  On behalf of the Acquired Funds and Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports.  The amounts set up as provisions for Taxes in the books and records of the Acquired Funds or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Funds or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including, but not limited to, all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year.  To its knowledge, no return filed by it, on behalf of the Acquired Funds or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority.  As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Funds or Acquiring Fund, as appropriate.

(d)
All information provided to the Embarcadero Fund Family by the Acquiring Company, and by the Embarcadero Fund Family to the Acquiring Company, for inclusion in, or transmittal with, a Proxy Statement/Prospectus included as part of the Acquiring Company's registration statement on Form N-14 with respect to this Agreement does not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(e)
Except in the case of the Embarcadero Fund Family with respect to the approval of this Agreement and the Reorganization by the required vote of the Acquired Funds’ shareholders, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, state securities laws or applicable state laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Covenants of the Embarcadero Fund Family

(a)	The Embarcadero Fund Family covenants to operate the business of the Acquired Funds as currently conducted between the date hereof and the Closing.

(b)
The Embarcadero Fund Family undertakes that the Embarcadero Fund Family and the Acquired Funds will not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Funds’ shareholders.

(c)
The Embarcadero Fund Family covenants that by the time of the Closing, all of the Acquired Funds’ federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)	The Embarcadero Fund Family will at the Closing provide, or have its transfer agent provide, the Acquiring Company with:

(i)	A statement of the respective tax basis of all investments to be transferred by the Acquired Funds to the Acquiring Fund;

(ii)	A copy (which may be in electronic form) of the shareholder ledger accounts of the Acquired Funds, including, without limitation,

(A)	the name, address and taxpayer identification number of each shareholder of record,

(B)	the number of shares of beneficial interest held by each shareholder,

(C)	the dividend reinvestment elections applicable to each shareholder, and

(D)	the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Funds with respect to each shareholder,

for all of the shareholders of record of the Acquired Funds’ shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief; and

(iii)	All FIN 48 workpapers and supporting statements pertaining to the Embarcadero Fund Family and Acquired Funds.

(e)
The Board of Directors of the Embarcadero Fund Family shall take all actions reasonably necessary to obtain the approval from the Acquired Funds’ shareholders of the transactions contemplated herein.  The Board of Directors of the Embarcadero Fund Family shall cause to be mailed to each shareholder of record of the Acquired Funds, the Proxy Statement/Prospectus included in the Acquiring Company's Registration Statement on Form N-14.

(f)
The Embarcadero Fund Family shall supply to the Acquiring Company, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.  In addition, the Embarcadero Fund Family shall supply a schedule of portfolio investments as of the Valuation Date.  The schedule of portfolio investments will present fairly the portfolio investments of the Acquired Funds as of the Valuation Date in conformity with generally accepted accounting principles applied on a consistent basis.  The statement of assets and liabilities and schedule of portfolio investments shall be certified by the treasurer of Embarcadero Fund Family, to the best of his or her knowledge, as being in conformity with generally accepted accounting principles applied on a consistent basis.

8.	Covenants of the Acquiring Company

(a)
The Acquiring Company covenants that the shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Funds pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(b)
The Acquiring Company covenants to seek the approval of shareholders of the Acquired Funds for any changes that are proposed for the Acquiring Fund, but only if such changes require approval under the 1940 Act.

(c)
The Acquiring Company covenants that by the Closing, the federal and other Tax returns and reports required by law to be filed by it and the Acquiring Fund, if any, on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)
The Acquiring Company will file with the Commission a Proxy Statement/Prospectus on Form N-14 under the 1933 Act (“Registration Statement”), relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable.  At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement becomes effective, at the time the Acquired Funds’ shareholders approve this Agreement and the Reorganization, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(e)
The Acquiring Company will maintain, for the periods required under the 1940 Act, the number of Independent Directors required in order to allow the Embarcadero Fund Family to rely on the safe harbor provisions of Section 15(f) of the 1940 Act and rules relating thereto.

9.	Conditions Precedent to be Fulfilled by the Embarcadero Fund Family and the Acquiring Company

The respective obligations of the Embarcadero Fund Family and the Acquiring Company to effectuate this Agreement and the Reorganization hereunder shall be subject to the following respective conditions:

(a)
That (i) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (iii) the other party shall have delivered to such party a certificate to the foregoing effect signed by the President or Vice-President and by the Secretary or equivalent officer of the party.

(b)
That each party shall have delivered to the other party a copy of the resolutions approving this Agreement adopted by the Board of Directors of the party delivering the copy, and certified by the Secretary or equivalent officer of the party delivering the copy.

(c)
That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall have been instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

(d)
That this Agreement, the Reorganization and the transactions contemplated hereby for the Acquired Funds shall have been approved by the appropriate action of the shareholders of both of the Acquired Funds at an annual or special meeting or any adjournment thereof.

(e)
That each of the Acquired Funds shall have declared a distribution or distributions prior to the Valuation Date, as applicable, that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period.  Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

(f)
That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a material adverse effect, or the risk thereof, on the assets and properties of the Acquired Funds and/or Acquiring Fund.

(g)
That prior to or at the Closing, the Embarcadero Fund Family, on behalf of the Acquired Funds, and the Acquiring Company, on behalf of the Acquiring Fund, shall each receive an opinion from David Jones & Assoc., P.C., the Acquiring Funds' counsel ("Jones Law Firm”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Maryland, the terms of this Agreement and in accordance with customary representations provided by the Acquiring Company and the Embarcadero Fund Family in certificates delivered to Jones Law Firm, as to the Acquiring Fund and the Acquired Funds:

(i)
The acquisition by the Acquiring Fund of all of the assets of the Acquired Funds, as provided for in the Agreement, in exchange for the Acquiring Fund shares to be issued pursuant to Section 1 hereof and the assumption by Acquiring Fund of the Liabilities of Acquired Funds, followed by the distribution by each of the Acquired Funds to its shareholders of the respective Acquiring Fund shares in complete liquidation of the Acquired Funds, will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Acquired Funds and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(ii)
No gain or loss will be recognized by either of the Acquired Funds upon the transfer of all of its assets to, and assumption of its Liabilities by, the Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code;

(iii)
No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Funds in exchange solely for voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) and the assumption by the Acquiring Fund of the Liabilities of the Acquired Funds pursuant to Section 1032(a) of the Code;

(iv)
No gain or loss will be recognized by either of the Acquired Funds upon the distribution of the Acquiring Fund shares to its shareholders in complete liquidation of the Acquired Funds (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code;

(v)
The basis of the assets of each Acquired Fund received by the Acquiring Fund will be the same as the basis of these assets to each Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(vi)
The holding period of the assets of each Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by each Acquired Fund pursuant to Section 1223(2) of the Code;

(vii)
No gain or loss will be recognized by the shareholders of the Acquired Funds upon the exchange of their Acquired Funds shares for voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund, pursuant to Section 354(a) of the Code;

(viii)
The aggregate basis of the Acquiring Fund shares received by the shareholders of the Acquired Funds in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the aggregate basis of the Acquired Funds shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(ix)
The holding period of the Acquiring Fund shares received by the shareholders of the Acquired Funds in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Funds shares surrendered in exchange therefor, provided that the Acquired Funds shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code; and

(x)
The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”) the items of Acquired Funds described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Income Tax Regulations.

(h)
That the Acquiring Company shall have received an opinion in form and substance reasonably satisfactory to it from K&L Gates, counsel to the Embarcadero Fund Family, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other similar laws relating to or affecting the rights and remedies of creditors generally, to limitations on indemnification rights under Federal or State securities laws, and to general principles of equity (whether applied by a court of law or equity):

(i)
The Embarcadero Fund Family was formed as a corporation under the laws of the State of Maryland on October 18, 1995, and is validly existing and in good standing under the laws of the State of Maryland;

(ii)	The Embarcadero Fund Family is an open-end management investment company registered as such under the 1940 Act;

(iii)
Except as disclosed in the Acquired Funds’ currently effective prospectus, to such counsel’s knowledge (without any independent inquiry or investigation), there is no material suit, action, or legal or administrative proceeding pending or threatened against the Embarcadero Fund Family, the unfavorable outcome of which would materially and adversely affect the Embarcadero Fund Family or the Acquired Funds;

(iv)
To such counsel’s knowledge (without any independent inquiry or investigation), no consent, approval, authorization or order of any court or governmental authority of the United States is required for the consummation by the Embarcadero Fund Family, on behalf of the Acquired Funds, of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

(v)
The execution and delivery of this Agreement by the Embarcadero Fund Family, on behalf of the Acquired Funds, does not, and the consummation of the transactions contemplated by this Agreements do not, violate its Articles of Incorporation, its By-Laws, or the provisions of any material agreement known to such counsel, to which the Embarcadero Fund Family is a party or by which the Embarcadero Fund Family is otherwise bound; and

(vi)
This Agreement has been duly authorized, executed and delivered by the Embarcadero Fund Family, on behalf of the Acquired Funds, and represents  a valid and binding obligation of the Embarcadero Fund Family, enforceable against the Acquired Funds in accordance with its terms.

In giving the opinions set forth above, K&L Gates may state that it is relying on certificates of the officers of the Embarcadero Fund Family with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Embarcadero Fund Family.

(i)
That the Embarcadero Fund Family shall have received an opinion in form and substance reasonably satisfactory to it from Jones Law Firm, counsel to the Acquiring Company, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

(i)	The Acquiring Company was formed as a corporation under the laws of the State of Maryland on November 5, 1997, and is validly existing and in good standing under the laws of the State of Maryland;

(ii)
The Acquiring Company is authorized to issue 250,000,000 shares of beneficial interest, par value $0.01, of the Acquiring Company and of the Acquiring Fund.  Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Acquiring Company’s Agreement and Declaration of Trust and By-Laws, and that all other shares of the Acquiring Fund will be issued, sold and paid for in accordance with the terms of the Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share will be validly issued, fully paid, non-assessable and will have full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, will be redeemable;

(iii)	The Acquiring Company is an open-end management investment company registered as such under the 1940 Act;

(iv)
Except as disclosed in the Acquiring Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquiring Company, the unfavorable outcome of which would materially and adversely affect the Acquiring Company or the Acquiring Fund;

(v)
The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid, will be non-assessable by the Acquiring Company or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

(vi)
To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Acquiring Company of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Ohio laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

(vii)
Neither the execution, delivery nor performance of this Agreement by the Acquiring Company violates any provision of its Articles of Incorporation, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Acquiring Company is a party or by which the Acquiring Company is otherwise bound; and

(viii)
This Agreement has been validly authorized, executed and delivered by the Acquiring Company and represents the legal, valid and binding obligation of the Acquiring Company and is enforceable against the Acquiring Company in accordance with its terms.

In giving the opinions set forth above, Jones Law Firm may state that it is relying on certificates of the officers of the Acquiring Company with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Company.

(j)
That the Acquiring Company’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Funds’ shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(k)
That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Company with the securities commission or agency of each state or other jurisdiction of the United States with which such eligibility is required in order to permit the shares lawfully to be delivered to the shareholders of the Acquired Funds.

(L)
That at the Closing, the Embarcadero Fund Family, on behalf of the Acquired Funds, transfers to the Acquiring Fund aggregate Assets of the Acquired Funds comprising at least 99% in fair market value of the total net assets of the Acquired Funds and 99% in fair market value of the total gross assets recorded on the books of the Acquired Funds at the Close of Business on the Valuation Date.

10.	Fees and Expenses

Provided that Embarcadero Fund Family and its officers, Directors and agents act in good faith to consummate the Reorganization, the fees and expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, which fees and expenses shall include the costs of legal and audit services in connection with the Reorganization (excluding the legal fees and expenses of Embarcadero Fund Family and of deregistering the Embarcadero Fund Family with the Commission and terminating the Embarcadero Fund Family under Maryland law ), of printing and mailing a Proxy Statement/Prospectus on Form N-14, shall be borne by Tanaka Capital Management, Inc.

11.	Termination; Waiver; Order

(a)
Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Funds) prior to the Closing as follows:

(1)	by mutual consent of the Embarcadero Fund Family and the Acquiring Company;

(2)	by the Acquiring Company if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Acquiring Company; or

(3)	by the Embarcadero Fund Family if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the Embarcadero Fund Family.

(b)
If the transactions contemplated by this Agreement have not been consummated by December 30, 2010, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both the Embarcadero Fund Family and the Acquiring Company.

(c)
In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Embarcadero Fund Family or the Acquiring Company or persons who are their Directors, officers, agents or shareholders in respect of this Agreement; provided, however, that Tanaka Capital Management’s obligations under Section 10 shall remain in full force and effect.

(d)
At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the Embarcadero Fund Family or the Acquiring Company, respectively (whichever is entitled to the benefit thereof).  Such waiver shall be in writing and authorized by an officer of the waiving party.  The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision.  No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

(e)
The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Embarcadero Fund Family nor the Acquiring Company, nor any of their officers, Directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing.  This provision shall not protect any officer, trustee, agent or shareholder of the Embarcadero Fund Family or the Acquiring Company against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)
If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of the Embarcadero Fund Family or the Board of Directors of the Acquiring Company to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Funds, unless such further vote is required by applicable law or by mutual consent of the parties.

12.	Liability of the Acquiring Company and the Embarcadero Fund Family

(a)
Each party acknowledges and agrees that all obligations of the Acquiring Company under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Company under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; that no other series of the Acquiring Company shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Embarcadero Fund Family nor the Acquired Funds shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Company, the Directors, officers, employees or agents of the Acquiring Company, or any of them.

(b)
Each party acknowledges and agrees that all obligations of the Embarcadero Fund Family under this Agreement are binding only with respect to the Acquired Funds; that any liability of the Embarcadero Fund Family under this Agreement with respect to the Acquired Funds, or in connection with the transactions contemplated herein with respect to the Acquired Funds, shall be discharged only out of the assets of the Acquired Funds; that no other series of the Embarcadero Fund Family shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Company nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Embarcadero Fund Family, the Directors, officers, employees or agents of the Embarcadero Fund Family, or any of them.

13.	Cooperation and Exchange of Information

The Acquiring Company and the Embarcadero Fund Family will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes, or in determining the financial reporting of any tax position.  Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Acquired Funds and Acquiring Fund for its taxable period first ending after the Closing and for prior taxable periods for which the party is required to retain records as of the Closing.

14.	Entire Agreement and Amendments

This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for.  This Agreement may be amended only by mutual consent of the parties in writing.  Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

15.	Counterparts

This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

16.	Notices

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

The Embarcadero Fund Family:

3 Embarcadero Center, Suite 1120
San Francisco, CA  94111
Attn:  Garrett Van Wagoner

With a copy (which shall not constitute notice) to:

K&L Gates LLP
4 Embarcadero Center, Suite 1200
San Franciso, CA  94111
Attn:  Kurt Decko

To the Acquiring Company:

369 Lexington Avenue, 20th Floor
New York, NY
Attn:  Graham Tanaka

With a copy (which shall not constitute notice) to:

David Jones & Assoc., P.C.
395 Sawdust ROad, # 2148
The Woodlands, TX  77380
Attn:  David Jones

17.	Governing Law

This Agreement shall be governed by and carried out in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

18.	Effect of Facsimile Signature

A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

19.	Publicity.

Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree in writing, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

20.	Confidentiality.

(a)
The parties will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other party, all confidential information obtained from the other party in connection with the transactions contemplated by this Agreement, except such information may be disclosed:  (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b)
In the event of a termination of this Agreement, the parties  agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

21.	Headings.

The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

IN WITNESS WHEREOF, the Embarcadero Fund Family and the Acquiring Company have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Embarcadero Funds, Inc. on behalf of the Acquired Funds

By:

Name:

Title:

Tanaka Funds, Inc, on behalf of the Acquiring Fund

By:

Name:

Title:

Solely for purposes of Section 10

Tanaka Capital Management, Inc.

By:

Name:

Title:

STATEMENT OF ADDITIONAL INFORMATION
November 18, 2010

TANAKA FUNDS, INC.
369 Lexington Avenue, 20th Floor
New York, NY  10017

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus, dated November 18, 2010, for the Special Meeting of Shareholders of Embarcadero Funds, Inc. (the “Company”) with respect to its series, the Embarcadero Absolute Return  Fund and the Embarcadero Market Neutral Fund (the “Embarcadero Funds”), to be held on December 17, 2010.  At the Special Meeting, shareholders of each of the Embarcerdero Funds will be asked to consider and approve the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement"), by and between the Company, on behalf of each of the Embarcadero Funds, and Tanaka Funds, Inc. on behalf its series, the Tanaka Growth Fund.  Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-228-2121. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the Company is contained in and incorporated by reference to the Statement of Additional Information for the Embarcadero Funds, dated April 30, 2010, as Supplemented July 19, 2010.  The audited financial statements and related independent registered public accountant's report for the Embarcadero Funds contained in the Annual Report to Shareholders for the fiscal year ending December 31, 2009, are incorporated herein by reference. Copies are available upon request and without charge by calling 1-800-228-2121.  These documents are also available on the SEC's website at www.sec.gov.

Further information about Tanaka Funds, Inc., including audited financial statements and the related independent registered public accountant's report for the Tanaka Growth Fund for its fiscal year ended November 30, 2009, is contained in and incorporated by reference to the Statement of Additional Information for the Tanaka Growth Fund, dated April 1, 2010.  The unaudited financial statements for the Tanaka Growth Fund contained in the Semi-Annual Report to Shareholders for the fiscal period ending May 31, 2010, are incorporated herein by reference. Copies are available upon request and without charge by calling 1-888-202-1338.  These documents are also available on the SEC's website at www.sec.gov.

TABLE OF CONTENTS

Introduction	1

Pro forma Financial Statements of the combined Tanaka Growth Fund, Embarcadero Absolute Return Fund, and Embarcadero Market Neutral Fund	2

INTRODUCTION

The proposed Reorganization, if approved by shareholders of each of the Embarcadero Funds, will result in (i) the transfer of all of the assets, and assumption of all liabilities, of each of the Embarcadero Funds to the Tanaka Growth Fund in exchange for Class R shares of the Tanaka Growth  Fund, a series of the Tanaka Funds, Inc.; (ii) the distribution of shares of the Tanaka Growth Fund so received to shareholders of the Embarcadero Funds; and (iii) the liquidation and termination of the Embarcadero Funds.

The Portfolio of Investments, Statement of Assets and Liabilities and the Statement of Operations for the Embarcadero Absolute Return Fund, Embarcadero Market Neutral Fund, and Tanaka Growth Fund, and the combined funds, set forth in the following Pro Forma Financial Statements, are for the period ended May 31, 2010.

PRO-FORMA SCHEDULE OF INVESTMENTS (Unaudited)

Pro Forma
Combined Portfolio of Investments (unaudited)
May 31, 2010

		TANAKA Growth		Embarcadero Absolute		Embarcadero Market		Pro Forma
	% of Total	Fund		Return Fund		Neutral Fund		Combined Fund
	Investments
Description	(Pro Forma Combined)	Par/ Shares	Market Value	Par/ Shares	Market Value	Par /Shares	Market Value	Par/ Shares	Market Value
Common Stock
Accident & Health Insurance	1.58%
Aflac, Inc.		6,080	269,343					6,080	269,343

Biological Products	0.08%
Mymetics Corp. (Switzerland) *		112,817	12,974					112,817	12,974

Computer & Office Equipment	0.55%
International Business Machines Corp.		750	93,945					750	93,945

Computer Storage Devices	0.50%
STEC, Inc. *		7,060	85,285					7,060	85,285

Crude Petroleum & Natural Gas	0.53%
Anadarko Petroleum		1,710	89,484					1,710	89,484

Electronic Computers	1.13%
Apple Inc. *		750	192,660					750	192,660

Electronic & Other Electrical Equipment (No Computer Equipment)
General Electric Co. *		8,970	146,660					8,970	146,660
Genoptix, Inc. *	1.21%	2,200	58,652					2,200	58,652
			205,312						205,312
Electronic Industrial Apparatus	0.41%
Zoltek Companies Inc. *		7,300	69,861					7,300	69,861

Financial Services	3.21%
Mass Financial Corp. (China)		51,473	545,099					51,473	545,099

Industrial Instruments for Measurement, Display, & Controls	0.89%
Rudolph Technologies *		17,040	151,315					17,040	151,315

Instruments for Measurement & Testing	0.65%
Teradyne, Inc. *		10,080	110,677					10,080	110,677

Pharmaceutical Preparations
Biovail Corp. International (Canada) *		5,050	75,801					5,050	75,801
Catalyst Pharmaceuticals	0.66%	34,000	37,060					34,000	37,060
			112,861						112,861
Primary Smelting & Refining of Nonferrous Metals
Blue Earth Refineries, Inc. (China) *		27,365	26,818					27,365	26,818
C R Bard, Inc.		800	64,776					800	64,776
China Medical Technologies, Inc. (China) *	0.94%	6,545	68,657					6,545	68,657
			160,251						160,251
Radiotelephone Communications	0.90%
NII Holdings, Inc. Class B		4,180	152,445					4,180	152,445

Radio & TV Broadcasting & Communications Equipment	0.32%
Qualcomm, Inc. *		1,524	54,194					1,524	54,194

Semiconductors & Related Devices
Intel Corp.		4,590	98,318					4,590	98,318
O2Micro International Ltd. ADR (Cayman Islands) *		37,140	236,952					37,140	236,952
Sigma Designs, Inc. *	2.39%	6,740	70,231					6,740	70,231
			405,501						405,501
Services-Computer Integrated Systems Design	0.34%
Scientific Games Corp. *		5,590	57,130					5,590	57,130

Services-Computer Programming	0.36%
Amdocs Ltd. *		2,173	61,931					2,173	61,931

Services-Medical Laboratories
Bio-Reference Laboratories, Inc. *		6,734	154,007					6,734	154,007
Genoptix, Inc. *	1.25%	2,200	58,652					2,200	58,652
			212,659						212,659
Services-Prepackaged Software	0.41%
Microsoft Corp.		2,690	69,402					2,690	69,402

Special Industry Machinery
ASML Holdings NV (The Netherlands)		2,670	75,454					2,670	75,454
Mattson Technology, Inc. *	2.15%	68,750	290,813					68,750	290,813
			366,267						366,267
Telephone & Telegraph Apparatus	0.00%
Nortel Networks Corp. *		127	5					127	5

Wholesale-Petroleum & Petroleum Products	0.00%
Fuelnation, Inc. *		245,630	-					245,630	-

Short Term Investments	79.53%
Huntington Conservative Deposit Account **		30,365	30,365					30,365	30,365
UMB Money Market Fiduciary **		-	-	9,514,727	9,514,727	3,973,818	3,973,818	13,488,545	13,488,545
Total Short Term Investments			30,365		9,514,727		3,973,818		13,518,910

Total Value of Securities	100.00%		$3,450,314		$ 9,514,727		$ 3,973,818		$16,997,511

Total Investments at Cost	96.74%		$2,955,116		$ 9,514,727		$ 3,973,818		$16,443,661

* Non-income producing securities during the period.
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at May 31, 2010.

See Pro Forma Notes to Financial Statements

PRO-FORMA STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

TANAKA Growth Fund
Statement of Assets and Liabilities Pro Forma (unaudited)
May 31, 2010

	TANAKA	Embarcadero	Embarcadero
	Growth	Absolute	Market	Pro Forma	Pro Forma
	Fund	Return Fund	Neutral Fund	Adjustments	Combined
Assets:
Investments in Securities at Market Value	$3,450,314	$9,514,727	$3,973,818		$16,938,859
Dividends and Interest Receivable	4,045	222	92		4,359
Due From Advisor	-	13,091	23,312		36,403
Prepaid Expenses	7,694	329,877	116,904		454,475
Total Assets	3,462,053	9,857,917	4,114,126		17,434,096
Liabilities:
Accrued Management Fees	1,890	-	-		1,890
Other Accrued Expenses	13,950	32,434	28,622		75,006
Total Liabilities	15,840	32,434	28,622		76,896

Net Assets	$3,446,213	$9,825,483	$4,085,504	$(50,000)	$17,307,862

Net Assets Consist of:
Paid In Capital	$3,751,646	$299,792,197	$56,935,495		$360,479,338
Accumulated Net Investment Loss	(22,990)	(72,364)	(35,316)		(130,670)
Accumulated Realized Loss on Investments	(747,276)	(289,894,350)	(52,814,675)		(343,456,301)
Unrealized Appreciation in Value of Investments	464,833	-	-		464,833
Net Assets	$3,446,213	$9,825,483	$4,085,504	$(50,000)	$17,307,862

Fund Shares Outstanding	286,191	4,655,463	919,294		1,437,530

Net Asset Value and Offering Price Per Share	$12.04	$2.11	$4.44		$12.04

Minimum Redemption Price Per Share	$11.80	$2.07	$4.40		$11.80

The accompanying notes are an integral part of these financial statements.

See Pro Forma Notes to Financial Statements

PRO-FORMA STATEMENTS OF OPERATIONS – For the Period Ended May 31, 2010 (Unaudited)

TANAKA Growth Fund
Statement of Operations Pro Forma (unaudited)
May 31, 2010

	TANAKA	Embarcadero	Embarcadero
	Growth	Absolute	Market	Pro Forma		Pro Forma
	Fund	Return Fund	Neutral Fund	Adjustments		Combined

Investment Income:
Dividends	$35,010	$18,850	$10,323			$64,183
Interest	948	2,004	661			3,613
Total Investment Income	35,958	20,854	10,984			67,796

Expenses:
Advisory Fees	34,355	153,676	46,513	(108,873)	(1)	125,671
Administrative Fees	3,436	19,753	14,469	(23,335)	(2)	14,323
Audit Fees	16,744	41,757	18,534	(57,000)	(3)	20,035
Blue Sky Fees	4,576	29,087	15,956			49,619
Chief Compliance Officer Fees	-	6,382	6,413			12,795
Custody Fees	3,329	14,128	9,264			26,721
Distribution Fees	8,589	20,339	7,552			36,480
Transfer Agent Fees	12,244	-	-			12,244
Insurance	-	89,721	12,153	(80,874)	(4)	21,000
Legal Fees	17,564	122,767	24,175	(100,000)	(5)	64,506
Miscellaneous Fees	2,842	6,728	3,001			12,571
Printing and Mailing Fees	633	13,599	11,732			25,964
Proxy Solicitation	-	59,433	37,076			96,509
Servicing Account Fees	-	9,768	4,889			14,657
Trustee Fees	-	7,661	7,421			15,082
Total Expenses	104,312	594,799	219,148	(370,082)		548,177
Fees Waived and Reimbursed by the Advisor	(20,143)	(101,420)	(37,851)	-		(159,414)
Net Expenses	84,169	493,379	181,297	(370,082)		388,763

Net Investment Loss	(48,211)	(472,525)	(170,313)	370,082		(320,967)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	285,151	2,438,549	742,669			3,466,369
Net Change in Unrealized Appreciation (Depreciation) on Investments	689,597	(2,259,212)	(3,973,818)			(5,543,433)
Realized and Unrealized Gain on Investments	974,748	179,337	(3,231,149)			(2,077,064)

Net Increase in Net Assets Resulting from Operations	$926,537	$(293,188)	$(3,401,462)	370,082		$(2,398,031)

(1) Investment Advisory fees were adjusted to reflect the difference in advisory fees rates between the Embarcadero Funds and the Tanaka Fund.
(2) Administrative fees are adjusted to reflect that Tanaka fee structure of .10% of average daily net assets
(3) Audit fees are adjusted to reflect the combination of three funds into one and a single fund audit by the Tanaka Fund's auditors.
(4) Insurance fees are adjusted to reflect the anticipated costs of the Tanaka Fund procuring similar insurance to that previously obtained by the Embarcadero funds.
(5) Legal fees are adjusted to reflect the cost basis of Tanaka Fund's legal engagement arrangement.

See Pro Forma Notes to Financial Statements

NOTES TO PRO-FORMA COMBINING FINANCIAL STATEMENTS (Unaudited)

Tanaka Funds, Inc.
Tanaka Growth Fund
Notes to Pro Forma Financial Statements
May 31 2010 (Unaudited)

1.	ORGANIZATION

The TANAKA Growth Fund (the "Fund") was organized as a series of TANAKA Funds, Inc., a Maryland corporation (the "Company") on November 5, 1997; the Fund commenced operations on December 30, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company.  The Fund's investment objective is to provide growth of capital. The Investment Advisor to the Fund is Tanaka Capital Management, Inc. (the "Advisor").

The Company's Articles of Incorporation and by-laws permit the Board of Directors to authorize and issue  shares of beneficial interest of separate series.  The Board has authorized that shares of the Fund may be offered in in a single Class, Class R.  Class R shares do not have a sales charge and classified as a no-load share class. The Fund is the only series currently authorized by the Trustees.

2.	BASIS OF COMBINATION

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of the Embarcadero Absolute Return Fund and the Embarcadero Marker Neutral Fund (collectively, the “Embarcadero Funds”) into the Fund as if the reorganization had taken place as of May 31, 2010.

Under the terms of the Plan of Reorganization, the combination of the Fund and the Embarcadero Funds will be accounted for by the method of accounting for tax-free mergers of investment companies.  The reorganization would be accomplished by an acquisition of the net assets of the Embarcadero Funds in exchange for shares of the Fund at net asset value.  The statement of assets and liabilities and the related statement of operations of the Funds have been combined as of and for the period ended May 31, 2010.  Following the acquisition, the Fund will be the accounting survivor.  In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations of the pre-combination periods of the surviving fund will not be restated.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned reorganization of the Embarcadero Funds into the Fund had taken place as of May 31, 2010.

3.	SECURITY VALUATION

The Fund's assets are generally valued at their market value using market quotations, unless market quotes are unavailable.  The Fund may use pricing services to determine market value.  If market prices are not readily available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of the long term investors.  Securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market.  Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  The Fund will invest in other investment companies (“Underlying Funds”).  The Fund's NAV is calculated based, in part, upon the market prices of the Underlying Funds in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.  Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be purchased or redeemed.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Risk Assessment of Fund Securities-  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of May 31, 2010 in valuing the Tanaka Growth Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$3,419,949	—	—	$3,419,949
Short-Term Investments:
Conservative Deposit Account	$30,365	—	—	$30,365

Totals	$3,450,314	—	—	$3,450,314

The following is a summary of inputs used as of May 31, 2010 in valuing the Embarcadero Absolute Return Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$—	—	—	$—
Short-Term Investments:	$9,514,727	—	—	$9,514,727
Conservative Deposit Account	$—	—	—	$—

Totals	$9,514,727	—	—	$9,514,727

The following is a summary of inputs used as of May 31, 2010 in valuing the Embarcadero Market Neutral Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$—	—	—	$—
Short-Term Investments:	$3,973,818	—	—	$3,973,818
Conservative Deposit Account	$—	—	—	$—

Totals	$3,973,818	—	—	$3,973,818

4.	CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at May 31, 2010, in conjunction with the proposed reorganization.  The pro forma number of shares outstanding for the combined fund consists of the following at May 31, 2010:

FUND	NET ASSETS	NET ASSET VALUE PER SHARE	SHARES OUTSTANDING
Tanaka Growth Fund	$3,446,213	$12.04	286,191
Embarcadero Absolute Return Fund	$9,825,483	$2.11	4,655,463
Embarcadero Market Neutral Fund	$4,085,504	$4.44	919,294
Combined Fund	$17,307,862	$12.04	1,437,530

*	Includes pro forma net adjustment of($50,000) associated with the costs of the reorganization to be borne by the Embarcadero Funds.

5.	FEDERAL INCOME TAXES

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code.  After the reorganization, the Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

TANAKA FUNDS, INC.

FORM N-14

PART C

OTHER INFORMATION
Item 15. Indemnification

The Registrant is incorporated under the General Corporation Law (the "GCL") of the State of Maryland. The Registrant's Articles of Incorporation provide for indemnification of directors, officers and other agents of the corporation to the fullest extent permitted under the GCL. The articles limit such indemnification so as to comply with the prohibition against indemnifying such persons under Section 17 of the 1940 Act for certain conduct set forth in that section ("Disabling Conduct"). Contracts between the Fund and various service providers include provisions for indemnification, but also forbid the Registrant to indemnify affiliates for Disabling Conduct.

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, it directors and officers, and could cover its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 16. Exhibits.

(1)	Articles of Incorporation. Amended and Restated Articles of Incorporation, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, are hereby incorporated by reference.

(2)	By-Laws. Amended By-laws, which were filed as an Exhibit to Registrant's Post- Effective Amendment No. 5, are hereby incorporated by reference.

(3)	Voting Trust Agreements. None

(4)	Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5)	Instruments Defining Rights of Security Holders. None, other than in the Amended and Restated Articles of Incorporation and By-laws of the Registrant

(6)	Investment Advisory Contracts.

(i)
Form of Investment Advisory Agreement between TANAKA Capital Management, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

(ii)
Signature page of the Investment Advisory Agreement between TANAKA Capital Management, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(7)	Underwriting Contracts. None.

(8)	Bonus or Profit Sharing Contracts.- None.

(9)
Custodian Agreements. Form of Registrant's agreement with the custodian, The Huntington National Bank, which was filed as an Exhibit to Registrant's Post Effective Amendment No. 6, is hereby incorporated by reference.

(10)	Rule 12b-1 Plan, Rule 18f-3 Plan.

(a)	Rule 12b-1 Plan

(i)	Distribution and Service Plan (Class R shares only), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

(b)	Rule 18f-3 Plan.- None

(11)	Legal Opinion.

(a)	Opinion & Consent of David Jones & Assoc., P.C. is filed herein as Exhibit 99-11(a).

(12)	Tax Opinion.

(a)	Opinion and Consent of David Jones & Assoc., P.C., is filed herein as Exhibit 99-12(a).

(13)	Other Material Contracts.

(a)
Transfer Agent Agreement with Mutual Shareholder Services, LLC (“MSS”) is incorporated by reference to Exhibit 23(h.1) to Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 2, 2010.

(b)	Fund Accounting Agreement with MSS is incorporated by reference to Exhibit 23(h.2) to Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 2, 2010.

(14)	Other Opinions.- Consent of Independent Registered Public Accountants to be filed by amendment.

(a)	Consent of Tait, Weller & Baker, Independent Registered Public Accounting Firm to the Embarcadero Funds, is filed herein as Exhibit 99-14(a).

(b)	Consent of Sanville & Company, Independent Registered Public Accounting Firm to the Tanaka Funds, Inc., is filed herein as Exhibit 99-14(b).

(15)	Omitted Financial Statements. None.

(16)
Powers of Attorney.  Powers of Attorney for the Registrant (and certificate with respect thereto) and certain directors and officers of the Registrant which were filed as an Exhibit to Post-Effective Amendment No. 1, are hereby incorporated by reference.

(17)	Additional Exhibits. None.

Item 17. Undertakings.

(1)        The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act (17 CFR 230.145c), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)        The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of New York and State of New York, on the 17th day of November, 2010.

Tanaka Funds, Inc.

By:	/s/ Graham Tanaka
Graham Tanaka

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title
David M. Fox*	Director
Thomas R. Schwartz*	Director
Michael E. Nelson*	Director
Graham Tanaka*	Director, President (Principal Executive Officer)

/s/  David D. Jones
*By David D. Jones, Attorney-in-Fact

Exhibit Index

Exhibit 99-11(a)- Legal Opinion of David Jones & Assoc., P.C.
Exhibit 99-12(b)- Tax Opinion of David Jones & Assoc., P.C.
Exhibit 99-14(a)- Consent of Taitl Weller
Exhibit 99-14(b)- Consent of Sanville & Company